Not FDIC Insured May Lose Value No Bank Guarantee
FCF-Q3PH

Schedules of Investments
(unaudited)
Franklin DynaTech Fund 2
Franklin Focused Growth Fund 7
Franklin Growth Fund 9
Franklin Income Fund 14
Franklin U.S. Government Securities Fund 37
Franklin Utilities Fund 39
Notes to Schedules of Investments 41

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin DynaTech Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.2%
Aerospace & Defense 1.2%
a
Axon Enterprise, Inc. ................................... United States 800,000 $ 156,096,000
HEICO Corp. ........................................ United States 500,000 88,470,000
244,566,000
Automobile Components 0.1%
a
Mobileye Global, Inc., A ................................. Israel 550,000 21,131,000
Automobiles 3.1%
a
Tesla, Inc. ........................................... United States 2,500,000 654,425,000
Biotechnology 0.7%
a
Argenx SE .......................................... Netherlands 300,000 117,009,431
a
Genmab A/S, ADR .................................... Denmark 600,000 22,806,000
a
Natera, Inc. .......................................... United States 150,000 7,299,000
147,114,431
Broadline Retail 7.4%
a
Amazon.com, Inc. ..................................... United States 10,000,000 1,303,600,000
a
MercadoLibre, Inc. .................................... Brazil 200,000 236,920,000
1,540,520,000
Capital Markets 1.9%
FactSet Research Systems, Inc. .......................... United States 100,000 40,065,000
Moody's Corp. ........................................ United States 100,000 34,772,000
MSCI, Inc., A ......................................... United States 300,000 140,787,000
Tradeweb Markets, Inc., A ............................... United States 2,500,000 171,200,000
386,824,000
Chemicals 0.5%
Corteva, Inc. ......................................... United States 1,750,000 100,275,000
Communications Equipment 0.0%
†
a
Arista Networks, Inc. ................................... United States 50,000 8,103,000
Construction & Engineering 1.0%
Quanta Services, Inc. .................................. United States 1,100,000 216,095,000
Diversified Consumer Services 0.1%
a
Duolingo, Inc., A ...................................... United States 125,000 17,867,500
Electric Utilities 1.2%
NextEra Energy, Inc. ................................... United States 3,500,000 259,700,000
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 800,000 18,080,000
a
NEXTracker, Inc., A .................................... United States 500,000 19,905,000
37,985,000
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., A .................................... United States 500,000 42,475,000
Keyence Corp. ....................................... Japan 200,000 95,044,515
Samsung SDI Co. Ltd. ................................. South Korea 100,000 51,066,553
188,586,068
Energy Equipment & Services 1.2%
Baker Hughes Co., A ................................... United States 1,500,000 47,415,000
a
Oceaneering International, Inc. ........................... United States 1,400,000 26,180,000
Schlumberger NV ..................................... United States 3,000,000 147,360,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
TechnipFMC plc ...................................... United Kingdom 1,300,000 $ 21,606,000
242,561,000
Financial Services 6.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 200,000 346,365,277
Mastercard, Inc., A .................................... United States 1,700,000 668,610,000
a
Toast, Inc., A ......................................... United States 550,000 12,413,500
Visa, Inc., A .......................................... United States 1,000,000 237,480,000
1,264,868,777
Ground Transportation 0.4%
a
Uber Technologies, Inc. ................................. United States 2,000,000 86,340,000
Health Care Equipment & Supplies 6.3%
a
Dexcom, Inc. ......................................... United States 400,000 51,404,000
a
Edwards Lifesciences Corp. ............................. United States 500,000 47,165,000
GE HealthCare Technologies, Inc. ......................... United States 50,000 4,062,000
a
Haemonetics Corp. .................................... United States 300,000 25,542,000
a
IDEXX Laboratories, Inc. ................................ United States 725,000 364,116,750
a
Inmode Ltd. ......................................... United States 100,000 3,735,000
a
Inspire Medical Systems, Inc. ............................ United States 800,000 259,712,000
a
Insulet Corp. ......................................... United States 350,000 100,919,000
a
Intuitive Surgical, Inc. .................................. United States 1,000,000 341,940,000
a
Penumbra, Inc. ....................................... United States 100,000 34,406,000
a
Shockwave Medical, Inc. ................................ United States 150,000 42,811,500
Stryker Corp. ........................................ United States 100,000 30,509,000
a
Surgical Science Sweden AB ............................ Sweden 100,000 2,240,828
1,308,563,078
Health Care Providers & Services 1.2%
a
HealthEquity, Inc. ..................................... United States 250,000 15,785,000
UnitedHealth Group, Inc. ................................ United States 500,000 240,320,000
256,105,000
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ................................. United States 450,000 88,978,500
Hotels, Restaurants & Leisure 0.4%
a
Airbnb, Inc., A ........................................ United States 100,000 12,816,000
a
Booking Holdings, Inc. ................................. United States 25,000 67,508,250
a
DoorDash, Inc., A ..................................... United States 100,000 7,642,000
87,966,250
Interactive Media & Services 3.4%
a
Alphabet, Inc., A ...................................... United States 6,000,000 718,200,000
IT Services 3.0%
a
Gartner, Inc. ......................................... United States 80,000 28,024,800
a
MongoDB, Inc., A ..................................... United States 750,000 308,242,500
a
Shopify, Inc., A ....................................... Canada 3,500,000 226,217,257
a
Snowflake, Inc., A ..................................... United States 400,000 70,392,000
632,876,557
Life Sciences Tools & Services 5.2%
Danaher Corp. ....................................... United States 1,500,000 360,000,000
Lonza Group AG ...................................... Switzerland 200,000 119,549,232
a
Repligen Corp. ....................................... United States 594,900 84,154,554

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. ............................ United States 1,000,000 $ 521,750,000
1,085,453,786
Media 0.0%
†
a
Trade Desk, Inc. (The), A ................................ United States 100,000 7,722,000
Pharmaceuticals 1.7%
AstraZeneca plc, ADR .................................. United Kingdom 2,500,000 178,925,000
Eli Lilly & Co. ........................................ United States 375,000 175,867,500
354,792,500
Professional Services 1.0%
a
Ceridian HCM Holding, Inc. .............................. United States 200,000 13,394,000
a
CoStar Group, Inc. .................................... United States 250,000 22,250,000
Paycom Software, Inc. ................................. United States 325,000 104,403,000
a
Paylocity Holding Corp. ................................. United States 325,000 59,972,250
TransUnion .......................................... United States 50,000 3,916,500
Verisk Analytics, Inc., A ................................. United States 50,000 11,301,500
215,237,250
Semiconductors & Semiconductor Equipment 19.1%
a
Advanced Micro Devices, Inc. ............................ United States 400,000 45,564,000
Analog Devices, Inc. ................................... United States 2,000,000 389,620,000
ASM International NV .................................. Netherlands 250,000 106,160,776
ASML Holding NV, ADR ................................ Netherlands 775,000 561,681,250
a
Enphase Energy, Inc. .................................. United States 100,000 16,748,000
Entegris, Inc. ......................................... United States 1,000,000 110,820,000
a
First Solar, Inc. ....................................... United States 200,000 38,018,000
Intel Corp. ........................................... United States 500,000 16,720,000
KLA Corp. ........................................... United States 550,000 266,761,000
Lam Research Corp. ................................... United States 535,000 343,930,100
a
Lattice Semiconductor Corp. ............................. United States 1,000,000 96,070,000
Monolithic Power Systems, Inc. ........................... United States 525,000 283,620,750
NVIDIA Corp. ........................................ United States 4,000,000 1,692,080,000
a
SolarEdge Technologies, Inc. ............................ United States 150,000 40,357,500
4,008,151,376
Software 28.2%
a
Adobe, Inc. .......................................... United States 100,000 48,899,000
a
Altair Engineering, Inc., A ............................... United States 100,000 7,584,000
a
ANSYS, Inc. ......................................... United States 600,000 198,162,000
a
Aspen Technology, Inc. ................................. United States 200,000 33,522,000
a
Atlassian Corp., A ..................................... United States 500,000 83,905,000
a
Cadence Design Systems, Inc. ........................... United States 2,300,000 539,396,000
Constellation Software, Inc. .............................. Canada 50,000 103,599,305
a
Crowdstrike Holdings, Inc., A ............................. United States 50,000 7,343,500
a
Datadog, Inc., A ...................................... United States 1,000,000 98,380,000
a
Descartes Systems Group, Inc. (The) ...................... Canada 750,000 60,082,500
a
DocuSign, Inc., A ..................................... United States 100,000 5,109,000
a
Fair Isaac Corp. ...................................... United States 40,000 32,368,400
a
HubSpot, Inc. ........................................ United States 600,000 319,254,000
Intuit, Inc. ........................................... United States 1,000,000 458,190,000
a,b
Lumine Group, Inc., Reg S .............................. Canada 500,000 6,858,157
Microsoft Corp. ....................................... United States 4,200,000 1,430,268,000
a
Monday.com Ltd. ...................................... United States 775,000 132,695,500
a
Palo Alto Networks, Inc. ................................ United States 1,000,000 255,510,000
a
Procore Technologies, Inc. .............................. United States 1,000,000 65,070,000
Roper Technologies, Inc. ................................ United States 500,000 240,400,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Salesforce, Inc. ....................................... United States 1,000,000 $ 211,260,000
a
ServiceNow, Inc. ...................................... United States 1,150,000 646,265,500
a
SPS Commerce, Inc. ................................... United States 150,000 28,809,000
a
Synopsys, Inc. ....................................... United States 1,250,000 544,262,500
a
Tyler Technologies, Inc. ................................. United States 250,000 104,117,500
a
Workday, Inc., A ...................................... United States 1,000,000 225,890,000
a
Xero Ltd. ............................................ New Zealand 200,000 16,020,378
5,903,221,240
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc. .......................................... United States 2,500,000 484,925,000
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 350,000 20,646,500
Total Common Stocks (Cost $10,996,584,620) ...................................
20,589,800,813
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 323,201,604 323,201,604
Total Money Market Funds (Cost $323,201,604) .................................
323,201,604
Principal
Amount
*
a a a
Repurchase Agreements 0.3%
e
Joint Repurchase Agreement, 4.985%, 7/03/23 (Maturity Value
$66,729,071)
BNP Paribas Securities Corp. (Maturity Value $25,804,799)
Deutsche Bank Securities, Inc. (Maturity Value $15,120,140)
HSBC Securities (USA), Inc. (Maturity Value $25,804,132)
Collateralized by U.S. Government and Agency Securities, 0.63% -
7.5%, 6/15/24 - 11/15/57; and U.S. Treasury Notes, 0.38% - 2.5%,
5/31/24 - 4/30/25 (valued at $68,032,270) ................. 66,701,361 66,701,361
Total Repurchase Agreements (Cost $66,701,361) ...............................
66,701,361
Total Short Term Investments (Cost $389,902,965 ) ...............................
389,902,965
a
Total Investments (Cost $11,386,487,585) 100.1% ................................
$20,979,703,778
Other Assets, less Liabilities (0.1)% ...........................................
(6,872,753)
Net Assets 100.0% ...........................................................
$20,972,831,025

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin DynaTech Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $353,223,434, representing 1.7% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
e
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At June 30, 2023, all repurchase agreements had been entered into on that date.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Focused Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.2%
Aerospace & Defense 0.9%
a
Axon Enterprise, Inc. ................................... United States 5,000 $ 975,600
Automobiles 4.6%
a
Tesla, Inc. ........................................... United States 18,000 4,711,860
Broadline Retail 8.6%
a
Amazon.com, Inc. ..................................... United States 58,958 7,685,765
a
MercadoLibre, Inc. .................................... Brazil 1,000 1,184,600
8,870,365
Capital Markets 0.9%
MSCI, Inc., A ......................................... United States 2,000 938,580
Consumer Staples Distribution & Retail 4.7%
Costco Wholesale Corp. ................................ United States 9,000 4,845,420
Electric Utilities 2.9%
NextEra Energy, Inc. ................................... United States 40,000 2,968,000
Energy Equipment & Services 0.7%
Schlumberger NV ..................................... United States 14,000 687,680
Financial Services 5.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,100 1,905,009
Mastercard, Inc., A .................................... United States 10,000 3,933,000
5,838,009
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ......................... Canada 10,000 807,700
Health Care Equipment & Supplies 4.8%
a
IDEXX Laboratories, Inc. ................................ United States 5,000 2,511,150
a
Intuitive Surgical, Inc. .................................. United States 7,000 2,393,580
4,904,730
Health Care Technology 1.0%
a
Veeva Systems, Inc., A ................................. United States 5,300 1,047,969
Interactive Media & Services 3.7%
a
Alphabet, Inc., A ...................................... United States 32,000 3,830,400
IT Services 4.0%
a
MongoDB, Inc., A ..................................... United States 4,000 1,643,960
a
Shopify, Inc., A ....................................... Canada 25,000 1,615,837
a
Snowflake, Inc., A ..................................... United States 5,000 879,900
4,139,697
Life Sciences Tools & Services 3.8%
Danaher Corp. ....................................... United States 12,000 2,880,000
Thermo Fisher Scientific, Inc. ............................ United States 2,000 1,043,500
3,923,500
Metals & Mining 0.8%
Freeport-McMoRan, Inc. ................................ United States 20,000 800,000
Oil, Gas & Consumable Fuels 0.6%
Hess Corp. .......................................... United States 5,000 679,750
Personal Care Products 0.8%
Estee Lauder Cos., Inc. (The), A .......................... United States 4,500 883,710
Pharmaceuticals 2.3%
Eli Lilly & Co. ........................................ United States 5,000 2,344,900

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Focused Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 19.8%
a
Advanced Micro Devices, Inc. ............................ United States 10,000 $ 1,139,100
Analog Devices, Inc. ................................... United States 15,000 2,922,150
ASML Holding NV, ADR ................................ Netherlands 6,500 4,710,875
NVIDIA Corp. ........................................ United States 25,000 10,575,500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 10,000 1,009,200
20,356,825
Software 22.8%
a
Cadence Design Systems, Inc. ........................... United States 17,500 4,104,100
a
HubSpot, Inc. ........................................ United States 2,000 1,064,180
Intuit, Inc. ........................................... United States 3,500 1,603,665
Microsoft Corp. ....................................... United States 32,427 11,042,691
a
Salesforce, Inc. ....................................... United States 7,000 1,478,820
a
ServiceNow, Inc. ...................................... United States 7,500 4,214,775
23,508,231
Total Common Stocks (Cost $77,096,064) ......................................
97,062,926
Short Term Investments 5.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.9%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 6,071,130 6,071,130
Total Money Market Funds (Cost $6,071,130) ...................................
6,071,130
Total Short Term Investments (Cost $6,071,130 ) .................................
6,071,130
a
Total Investments (Cost $83,167,194) 100.1% ...................................
$103,134,056
Other Assets, less Liabilities (0.1)% ...........................................
(121,494)
Net Assets 100.0% ...........................................................
$103,012,562
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$1,905,009, representing 1.8% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Growth Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 4.6%
BWX Technologies, Inc. ................................ United States 1,344,011 $ 96,190,867
Lockheed Martin Corp. ................................. United States 346,455 159,500,953
Northrop Grumman Corp. ............................... United States 627,397 285,967,553
Raytheon Technologies Corp. ............................ United States 2,288,910 224,221,623
765,880,996
Automobiles 0.7%
a
Tesla, Inc. ........................................... United States 479,183 125,435,734
Beverages 3.5%
Brown-Forman Corp., B ................................ United States 1,539,882 102,833,320
Constellation Brands, Inc., A ............................. United States 528,378 130,049,677
a
Monster Beverage Corp. ................................ United States 4,227,826 242,846,325
PepsiCo, Inc. ........................................ United States 615,845 114,066,811
589,796,133
Biotechnology 1.4%
AbbVie, Inc. ......................................... United States 435,787 58,713,582
Amgen, Inc. ......................................... United States 509,836 113,193,789
a
Argenx SE, ADR ...................................... Netherlands 30,411 11,852,079
a
Regeneron Pharmaceuticals, Inc. ......................... United States 72,246 51,911,641
235,671,091
Broadline Retail 3.6%
a
Amazon.com, Inc. ..................................... United States 4,625,824 603,022,417
Building Products 1.5%
Allegion plc .......................................... United States 470,785 56,503,616
Trane Technologies plc ................................. United States 989,869 189,322,345
245,825,961
Capital Markets 3.9%
BlackRock, Inc. ....................................... United States 123,820 85,576,955
Blackstone, Inc. ...................................... United States 351,907 32,716,794
Charles Schwab Corp. (The) ............................. United States 2,820,682 159,876,256
Intercontinental Exchange, Inc. ........................... United States 1,350,590 152,724,717
S&P Global, Inc. ...................................... United States 350,525 140,521,967
Tradeweb Markets, Inc., A ............................... United States 1,129,220 77,328,985
648,745,674
Chemicals 3.1%
Air Products and Chemicals, Inc. .......................... United States 473,767 141,907,430
Ecolab, Inc. .......................................... United States 590,978 110,329,683
Linde plc ............................................ United States 688,527 262,383,869
514,620,982
Commercial Services & Supplies 0.6%
Republic Services, Inc., A ............................... United States 616,799 94,475,103
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 300,997 138,967,305
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ................................ United States 53,249 28,668,197
Electric Utilities 0.9%
NextEra Energy, Inc. ................................... United States 1,945,346 144,344,673

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 1.1%
AMETEK, Inc. ........................................ United States 543,467 $ 87,976,438
Eaton Corp. plc ....................................... United States 437,964 88,074,560
176,050,998
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., A .................................... United States 2,744,615 233,155,044
TE Connectivity Ltd. ................................... United States 1,770,857 248,203,317
481,358,361
Entertainment 0.3%
a
ROBLOX Corp., A ..................................... United States 1,176,786 47,424,476
Financial Services 4.7%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 72,441 125,455,235
Mastercard, Inc., A .................................... United States 964,326 379,269,416
a
Paymentus Holdings, Inc., A ............................. United States 894,485 9,445,761
Visa, Inc., A .......................................... United States 1,167,618 277,285,923
791,456,335
Food Products 0.4%
Lamb Weston Holdings, Inc. ............................. United States 519,559 59,723,307
Ground Transportation 3.2%
Canadian Pacific Kansas City Ltd. ......................... Canada 1,346,949 108,793,071
JB Hunt Transport Services, Inc. .......................... United States 473,767 85,766,040
a
Uber Technologies, Inc. ................................. United States 965,539 41,682,319
Union Pacific Corp. .................................... United States 1,433,210 293,263,430
529,504,860
Health Care Equipment & Supplies 4.5%
Abbott Laboratories .................................... United States 741,502 80,838,548
a
Edwards Lifesciences Corp. ............................. United States 966,324 91,153,343
a
Haemonetics Corp. .................................... United States 737,264 62,770,657
a
Intuitive Surgical, Inc. .................................. United States 932,640 318,906,922
Stryker Corp. ........................................ United States 388,847 118,633,331
Teleflex, Inc. ......................................... United States 317,502 76,845,009
749,147,810
Health Care Providers & Services 1.0%
Laboratory Corp. of America Holdings ...................... United States 319,016 76,988,131
UnitedHealth Group, Inc. ................................ United States 176,115 84,647,914
161,636,045
Health Care Technology 0.3%
a
Veeva Systems, Inc., A ................................. United States 261,713 51,748,512
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc., A ........................................ United States 345,490 44,277,999
a
Booking Holdings, Inc. ................................. United States 28,173 76,076,397
a
Las Vegas Sands Corp. ................................. United States 1,723,083 99,938,814
220,293,210
Industrial REITs 0.1%
Prologis, Inc. ......................................... United States 204,800 25,114,624
Interactive Media & Services 3.2%
a
Alphabet, Inc., A ...................................... United States 2,056,520 246,165,444

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Alphabet, Inc., C ...................................... United States 2,401,900 $ 290,557,843
536,723,287
IT Services 0.8%
a,c,d
Canva, Inc. .......................................... Australia 25,413 22,061,253
a
Shopify, Inc., A ....................................... Canada 411,700 26,595,820
a
Snowflake, Inc., A ..................................... United States 530,179 93,300,900
141,957,973
Life Sciences Tools & Services 5.6%
Agilent Technologies, Inc. ............................... United States 1,169,568 140,640,552
Danaher Corp. ....................................... United States 1,091,672 262,001,280
a
Illumina, Inc. ......................................... United States 569,914 106,853,176
a
Mettler-Toledo International, Inc. .......................... United States 219,009 287,260,965
Thermo Fisher Scientific, Inc. ............................ United States 269,334 140,525,014
937,280,987
Machinery 3.8%
Deere & Co. ......................................... United States 377,751 153,060,928
Dover Corp. ......................................... United States 375,644 55,463,837
Illinois Tool Works, Inc. ................................. United States 832,519 208,262,953
Ingersoll Rand, Inc. .................................... United States 1,859,776 121,554,959
a
Proterra, Inc. ......................................... United States 2,998,697 3,598,436
Xylem, Inc. .......................................... United States 791,701 89,161,367
631,102,480
Media 0.2%
Comcast Corp., A ..................................... United States 760,978 31,618,636
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The), A .......................... United States 178,208 34,996,487
Pharmaceuticals 4.0%
AstraZeneca plc, ADR .................................. United Kingdom 2,110,216 151,028,159
a
Catalent, Inc. ........................................ United States 2,091,687 90,695,549
Eli Lilly & Co. ........................................ United States 892,084 418,369,554
660,093,262
Professional Services 1.5%
Automatic Data Processing, Inc. .......................... United States 105,229 23,128,282
a
CoStar Group, Inc. .................................... United States 211,723 18,843,347
Equifax, Inc. ......................................... United States 464,656 109,333,557
Paycom Software, Inc. ................................. United States 179,166 57,555,286
Verisk Analytics, Inc., A ................................. United States 178,221 40,283,292
249,143,764
Semiconductors & Semiconductor Equipment 9.2%
ASML Holding NV, ADR ................................ Netherlands 388,894 281,850,927
Lam Research Corp. ................................... United States 28,550 18,353,653
a
Lattice Semiconductor Corp. ............................. United States 337,100 32,385,197
Monolithic Power Systems, Inc. ........................... United States 426,545 230,432,405
NVIDIA Corp. ........................................ United States 1,401,367 592,806,268
NXP Semiconductors NV ............................... China 665,330 136,179,745
Texas Instruments, Inc. ................................. United States 1,326,618 238,817,772
1,530,825,967
Software 17.0%
a
Adobe, Inc. .......................................... United States 143,493 70,166,642

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
ANSYS, Inc. ......................................... United States 125,232 $ 41,360,373
a
Atlassian Corp., A ..................................... United States 265,862 44,614,302
a
Autodesk, Inc. ........................................ United States 741,413 151,700,514
a
BILL Holdings, Inc. .................................... United States 1,026,782 119,979,477
a,c,d
Checkout Payments Group Ltd., B ......................... United Kingdom 96,603 8,253,708
a
Crowdstrike Holdings, Inc., A ............................. United States 132,753 19,497,433
Intuit, Inc. ........................................... United States 729,131 334,080,533
Microsoft Corp. ....................................... United States 2,835,568 965,624,327
a
Procore Technologies, Inc. .............................. United States 66,651 4,336,981
a
PTC, Inc. ........................................... United States 1,141,015 162,366,434
a
Salesforce, Inc. ....................................... United States 534,162 112,847,064
a
ServiceNow, Inc. ...................................... United States 648,395 364,378,538
a,c,d
Stripe, Inc., B ........................................ United States 540,043 10,950,822
a
Synopsys, Inc. ....................................... United States 503,220 219,107,020
a
Tyler Technologies, Inc. ................................. United States 114,252 47,582,530
a
Workday, Inc., A ...................................... United States 661,601 149,449,050
2,826,295,748
Specialized REITs 0.5%
Crown Castle, Inc. ..................................... United States 748,219 85,252,073
Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc. .......................................... United States 4,466,493 866,365,647
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., B ......................................... United States 1,757,536 193,979,248
Trading Companies & Distributors 0.9%
Fastenal Co. ......................................... United States 2,605,313 153,687,414
Water Utilities 0.6%
American Water Works Co., Inc. .......................... United States 663,267 94,681,364
Total Common Stocks (Cost $4,766,402,677) ....................................
16,402,917,141
Convertible Preferred Stocks 0.6%
IT Services 0.0%
†
a,c,d
Canva, Inc., A ........................................ Australia 2,353 2,042,660
a,c,d
Canva, Inc., A-3 ...................................... Australia 94 81,602
a,c,d
Canva, Inc., A-4 ...................................... Australia 8 6,945
a,c,d
Canva, Inc., A-5 ...................................... Australia 5 4,341
2,135,548
Software 0.6%
a,c,d
Gusto, Inc., E ........................................ United States 822,494 21,870,676
a,c,d
OneTrust LLC, C ...................................... United States 849,894 12,739,911
a,c,d
Stripe, Inc., H ........................................ United States 1,254,580 25,439,978
a,c,d
Stripe, Inc., I ......................................... United States 1,759,545 35,679,499
95,730,064
Total Convertible Preferred Stocks (Cost $131,627,308) ..........................
97,865,612

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 49 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.5%
Life Sciences Tools & Services 0.5%
e
Sartorius AG, 0.45% ................................... Germany 248,100 $ 85,964,283
Total Preferred Stocks (Cost $93,928,737) ......................................
85,964,283
Total Long Term Investments (Cost $4,991,958,722) .............................
16,586,747,036
a
Short Term Investments 0.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.3%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 50,472,557 50,472,557
Total Money Market Funds (Cost $50,472,557) ..................................
50,472,557
Total Short Term Investments (Cost $50,472,557 ) ................................
50,472,557
a
Total Investments (Cost $5,042,431,279) 99.9% ..................................
$16,637,219,593
Other Assets, less Liabilities 0.1% .............................................
16,593,109
Net Assets 100.0% ...........................................................
$16,653,812,702
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the value of this security was
$125,455,235, representing 0.8% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 5 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 20.0%
Aerospace & Defense 1.1%
Lockheed Martin Corp. ................................. United States 1,100,000 $ 506,418,000
Northrop Grumman Corp. ............................... United States 400,000 182,320,000
Raytheon Technologies Corp. ............................ United States 1,250,000 122,450,000
811,188,000
Air Freight & Logistics 0.4%
a
United Parcel Service, Inc., B ............................ United States 1,500,000 268,875,000
Banks 2.9%
a
Bank of America Corp. ................................. United States 22,500,000 645,525,000
Citigroup, Inc. ........................................ United States 6,700,000 308,468,000
Fifth Third Bancorp .................................... United States 10,000,000 262,100,000
a
JPMorgan Chase & Co. ................................. United States 2,000,000 290,880,000
PNC Financial Services Group, Inc. (The) ................... United States 1,000,000 125,950,000
Truist Financial Corp. .................................. United States 8,500,000 257,975,000
US Bancorp ......................................... United States 5,500,000 181,720,000
2,072,618,000
Biotechnology 0.8%
AbbVie, Inc. ......................................... United States 2,000,000 269,460,000
a
Amgen, Inc. ......................................... United States 1,500,000 333,030,000
602,490,000
Capital Markets 1.5%
a
Charles Schwab Corp. (The) ............................. United States 3,050,000 172,874,000
a
Goldman Sachs Group, Inc. (The) ......................... United States 1,000,000 322,540,000
a
Morgan Stanley ....................................... United States 6,380,000 544,852,000
1,040,266,000
Chemicals 0.3%
BASF SE ........................................... Germany 5,000,000 242,938,330
Communications Equipment 0.5%
Cisco Systems, Inc. ................................... United States 7,000,000 362,180,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ......................................... United States 2,000,400 263,852,760
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 5,000,000 185,950,000
Electric Utilities 1.8%
American Electric Power Co., Inc. ......................... United States 1,500,000 126,300,000
Duke Energy Corp. .................................... United States 3,000,000 269,220,000
Edison International ................................... United States 3,500,000 243,075,000
Southern Co. (The) .................................... United States 9,000,000 632,250,000
1,270,845,000
Ground Transportation 0.3%
a
Union Pacific Corp. .................................... United States 1,000,000 204,620,000
Health Care Providers & Services 0.1%
CVS Health Corp. ..................................... United States 1,000,000 69,130,000
Household Products 0.6%
a
Procter & Gamble Co. (The) ............................. United States 2,750,000 417,285,000
Industrial Conglomerates 0.4%
Honeywell International, Inc. ............................. United States 1,334,737 276,957,928
Insurance 0.3%
MetLife, Inc. ......................................... United States 3,400,000 192,202,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services 0.4%
a
International Business Machines Corp. ..................... United States 2,000,000 $ 267,620,000
Media 0.5%
Comcast Corp., A ..................................... United States 8,967,000 372,578,850
Metals & Mining 0.4%
Rio Tinto plc, ADR ..................................... Australia 5,000,000 319,200,000
Multi-Utilities 0.8%
Dominion Energy, Inc. .................................. United States 8,500,000 440,215,000
Sempra Energy ....................................... United States 1,000,000 145,590,000
585,805,000
Oil, Gas & Consumable Fuels 2.1%
BP plc, ADR ......................................... United Kingdom 4,300,000 151,747,000
a
Chevron Corp. ....................................... United States 6,500,000 1,022,775,000
a
Shell plc, ADR ........................................ Netherlands 4,000,000 241,520,000
TotalEnergies SE, ADR ................................. France 2,000,000 115,280,000
1,531,322,000
Pharmaceuticals 1.9%
b,c
Bausch Health Cos., Inc. ................................ United States 15,000,000 120,000,000
Bayer AG ........................................... Germany 1,000,000 55,360,141
a
Bristol-Myers Squibb Co. ................................ United States 1,000,000 63,950,000
a
Johnson & Johnson ................................... United States 3,500,000 579,320,000
Pfizer, Inc. ........................................... United States 10,871,000 398,748,280
Roche Holding AG .................................... United States 500,000 152,743,562
1,370,121,983
Semiconductors & Semiconductor Equipment 1.4%
Analog Devices, Inc. ................................... United States 90,000 17,532,900
a
Intel Corp. ........................................... United States 5,313,460 177,682,102
QUALCOMM, Inc. ..................................... United States 1,000,000 119,040,000
a
Texas Instruments, Inc. ................................. United States 4,000,000 720,080,000
1,034,335,002
Specialty Retail 0.4%
a
Home Depot, Inc. (The) ................................. United States 1,000,000 310,640,000
Tobacco 0.4%
a
Philip Morris International, Inc. ........................... United States 3,000,000 292,860,000
Total Common Stocks (Cost $13,510,882,718) ...................................
14,365,880,853
Management Investment Companies 0.1%
Capital Markets 0.1%
d
Clarion Partners Real Estate Income Fund, Inc., Class I ........ United States 7,867,833 95,908,882
Total Management Investment Companies (Cost $100,000,000) ...................
95,908,882
Equity-Linked Securities 16.7%
Aerospace & Defense 0.6%
e
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 2,350,000 236,748,245
e
Mizuho Markets Cayman LP into Lockheed Martin Corp., 144A, 9%,
11/07/23 .......................................... United States 459,000 212,783,614
449,531,859
Automobiles 0.6%
e
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 7,600,000 108,580,767

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Automobiles (continued)
e
Royal Bank of Canada into General Motors Co., 144A, 12%, 6/18/24 United States 8,750,000 $ 309,074,206
417,654,973
Banks 2.0%
e
Barclays Bank plc into Citigroup, Inc., 144A, 9%, 7/03/24 ........ United States 5,110,000 240,380,559
e
BNP Paribas Issuance BV into Bank of America Corp., 144A, 8.5%,
7/13/23 ........................................... United States 8,500,000 244,463,310
e
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 8,450,000 252,234,737
e
National Bank of Canada into JPMorgan Chase & Co., 144A, 8%,
8/16/23 ........................................... United States 2,643,000 349,275,234
e
National Bank of Canada into Truist Financial Corp., 144A, 9%,
10/10/23 .......................................... United States 5,000,000 154,472,318
e
UBS AG into Citigroup, Inc., 144A, 8.5%, 7/19/23 ............. United States 5,007,000 230,778,795
1,471,604,953
Biotechnology 0.2%
e
Goldman Sachs International Bank into AbbVie, Inc., 144A, 8.5%,
2/06/24 ........................................... United States 1,150,000 157,753,083
Broadline Retail 0.8%
e
Goldman Sachs International Bank into Amazon.com, Inc., 144A,
9%, 11/20/24 ....................................... United States 2,375,000 284,878,938
e
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 2,800,000 310,695,447
595,574,385
Capital Markets 1.0%
e
Goldman Sachs International Bank into Morgan Stanley, 144A, 9%,
12/24/24 .......................................... United States 2,812,000 245,221,336
e
Merrill Lynch International & Co. CV into Morgan Stanley, 144A,
10%, 6/04/24 ....................................... United States 3,000,000 254,781,667
e
UBS AG into Charles Schwab Corp. (The), 144A, 10%, 7/17/24 ... United States 4,300,000 239,084,250
739,087,253
Chemicals 0.4%
e
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 2,700,000 251,425,810
Communications Equipment 0.7%
e
Royal Bank of Canada into Cisco Systems, Inc., 144A, 8%, 9/11/23 United States 5,850,000 300,397,791
e
UBS AG into Cisco Systems, Inc., 144A, 8.5%, 6/20/24 ......... United States 4,595,000 232,254,977
532,652,768
Containers & Packaging 0.3%
e
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 7,400,000 241,244,284
Electric Utilities 1.2%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 3,500,000 258,567,572
e
Morgan Stanley Finance II Ltd. into PG&E Corp., 144A, 10%,
11/14/23 .......................................... United States 10,800,000 156,095,886
e
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 3,300,000 248,558,586
e
Wells Fargo Bank NA into NextEra Energy, Inc., 144A, 8%, 5/08/24 United States 2,700,000 205,829,778
869,051,822
Financial Services 0.3%
e
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 3,200,000 180,397,208

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Ground Transportation 0.7%
e
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 1,240,000 $ 256,224,723
e
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 1,190,000 242,800,858
499,025,581
Hotels, Restaurants & Leisure 0.2%
e
Societe Generale SA into Las Vegas Sands Corp., 144A, 10.137%,
9/12/23 ........................................... United States 2,843,000 133,685,684
Insurance 0.3%
e
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 3,200,000 183,337,905
Machinery 0.3%
e
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 1,000,000 248,234,000
Media 0.2%
e
UBS AG into Comcast Corp., 144A, 8.5%, 7/20/23 ............. United States 3,765,000 155,911,446
Metals & Mining 1.1%
e
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 3,850,000 161,416,793
e
Mizuho Markets Cayman LP into Freeport-McMoRan, Inc., 144A,
11%, 12/10/24 ...................................... United States 7,539,000 293,385,380
e
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 5,600,000 97,952,192
e
Royal Bank of Canada into Freeport-McMoRan, Inc., 144A, 10%,
5/03/24 ........................................... United States 4,900,000 201,336,231
754,090,596
Oil, Gas & Consumable Fuels 1.4%
e
Citigroup Global Markets Holdings, Inc. into BP plc, 144A, 10%,
12/30/24 .......................................... United Kingdom 6,600,000 235,405,514
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 2,000,000 219,559,164
e
J.P. Morgan Structured Products BV into Exxon Mobil Corp., 144A,
9%, 9/24/24 ........................................ United States 2,435,000 264,563,494
e
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 1,650,000 263,468,123
982,996,295
Passenger Airlines 0.4%
e
BNP Paribas Issuance BV into Delta Air Lines, Inc., 144A, 10%,
7/12/23 ........................................... United States 5,500,000 260,682,884
Pharmaceuticals 0.9%
e
BNP Paribas Issuance BV into Pfizer, Inc., 144A, 8.5%, 6/10/24 .. United States 5,920,000 221,272,295
e
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 2,600,000 170,533,525
e
Wells Fargo Bank NA into Bristol-Myers Squibb Co., 144A, 7.5%,
5/13/24 ........................................... United States 3,927,000 255,383,288
647,189,108
Semiconductors & Semiconductor Equipment 2.7%
e
Barclays Bank plc into Texas Instruments, Inc., 144A, 9%, 10/10/23 United States 1,600,000 283,773,949
e
BNP Paribas Issuance BV into Broadcom, Inc., 144A, 9%, 8/14/23 United States 530,000 323,359,735
e
Citigroup Global Markets Holdings, Inc. into Intel Corp., 144A, 10%,
9/14/23 ........................................... United States 8,050,000 267,428,038
e
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 500,000 283,388,277
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 4,200,000 322,554,618

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
e
Morgan Stanley Finance II Ltd. into Microchip Technology, Inc.,
144A, 10%, 9/12/23 .................................. United States 2,045,000 $ 165,900,554
e,f
National Bank of Canada into Analog Devices, Inc., 144A, 8.5%,
7/17/24 ........................................... United States 1,500,000 287,872,048
1,934,277,219
Specialty Retail 0.4%
e
Citigroup Global Markets Holdings, Inc. into Home Depot, Inc. (The),
144A, 8.5%, 6/12/24 ................................. United States 811,000 257,888,483
Total Equity-Linked Securities (Cost $11,947,477,826) ...........................
11,963,297,599
Convertible Preferred Stocks 0.7%
Electric Utilities 0.6%
American Electric Power Co., Inc., 6.125% .................. United States 1,500,000 74,520,000
g
NextEra Energy, Inc., 6.219% ............................ United States 7,500,000 367,725,000
442,245,000
Financial Services 0.1%
b
FNMA, 5.375% ....................................... United States 4,240 26,584,800
b
Total Convertible Preferred Stocks (Cost $773,145,978) ..........................
468,829,800
Preferred Stocks 0.0%
Financial Services 0.0%
†
b
FNMA, 8.25%, S ...................................... United States 4,000,000 9,400,000
b
Total Preferred Stocks (Cost $93,801,501) ......................................
9,400,000
Principal
Amount
*
Convertible Bonds 0.0%
†
Media 0.0%
†
DISH Network Corp. , Senior Note , 2.375% , 3/15/24 ............
United States 25,000,000 22,250,000
Total Convertible Bonds (Cost $24,543,308) ....................................
22,250,000
Corporate Bonds 48.3%
Aerospace & Defense 1.8%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 74,000,000 66,212,670
Senior Bond, 3.625%, 2/01/31 .......................... United States 79,000,000 71,175,111
Senior Note, 2.196%, 2/04/26 .......................... United States 45,000,000 41,320,305
Senior Note, 5.04%, 5/01/27 ........................... United States 180,000,000 177,891,512
Senior Note, 3.25%, 2/01/28 ........................... United States 60,000,000 55,128,020
Senior Note, 5.15%, 5/01/30 ........................... United States 370,000,000 366,670,178
e
Bombardier, Inc. , Senior Bond , 144A, 7.5% , 3/15/25 ........... Canada 28,076,000 28,159,133
Raytheon Technologies Corp. , Senior Note , 3.125% , 5/04/27 .....
United States 40,000,000 37,494,038
Textron, Inc. ,
Senior Bond, 3%, 6/01/30 ............................. United States 59,049,000 51,544,427
Senior Bond, 2.45%, 3/15/31 ........................... United States 40,000,000 33,014,809
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 102,500,000 101,294,282
e
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 213,000,000 212,150,705
e
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 85,000,000 85,428,400
1,327,483,590

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.0%
†
FedEx Corp. , Senior Bond , 2.4% , 5/15/31 ...................
United States 29,000,000 $ 24,077,184
Automobile Components 0.6%
c
American Axle & Manufacturing, Inc. , Senior Note , 5% , 10/01/29 .. United States 25,000,000 20,867,428
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 90,000,000 73,532,205
Goodyear Tire & Rubber Co. (The) ,
c
Senior Bond, 5%, 5/31/26 ............................. United States 77,000,000 75,330,324
c
Senior Bond, 5.25%, 4/30/31 ........................... United States 52,500,000 46,171,214
Senior Note, 4.875%, 3/15/27 .......................... United States 34,757,000 33,129,566
Senior Note, 5%, 7/15/29 ............................. United States 130,000,000 117,379,769
Senior Note, 5.25%, 7/15/31 ........................... United States 40,500,000 35,227,913
401,638,419
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 107,500,000 84,667,473
Senior Bond, 6.1%, 8/19/32 ............................ United States 139,000,000 134,848,217
Senior Note, 4.346%, 12/08/26 ......................... United States 145,000,000 140,267,838
General Motors Co. ,
c
Senior Bond, 5%, 10/01/28 ............................ United States 25,000,000 24,321,833
Senior Bond, 5.6%, 10/15/32 ........................... United States 35,000,000 33,878,098
Senior Bond, 5.15%, 4/01/38 ........................... United States 105,000,000 93,541,048
e
Volkswagen Group of America Finance LLC , Senior Note , 144A,
1.25% , 11/24/25 ..................................... Germany 97,000,000 87,466,866
598,991,373
Banks 3.3%
Bank of America Corp. ,
c,h
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 70,000,000 69,580,000
h
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 50,000,000 49,500,000
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 135,000,000 123,917,442
Senior Bond, 1.922% to 10/23/30, FRN thereafter, 10/24/31 ... United States 50,000,000 39,595,053
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 65,000,000 61,146,461
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 31,000,000 29,231,729
Senior Bond, 2.645% to 6/23/30, FRN thereafter, 6/24/31 ..... United Kingdom 31,000,000 24,886,716
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 100,000,000 96,761,157
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 75,000,000 81,181,669
Senior Note, 4.375%, 1/12/26 .......................... United Kingdom 95,000,000 91,305,440
Senior Note, 7.325% to 11/01/25, FRN thereafter, 11/02/26 .... United Kingdom 30,000,000 30,684,120
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 80,000,000 78,081,916
Sub. Bond, 7.119% to 6/26/33, FRN thereafter, 6/27/34 ....... United Kingdom 30,000,000 30,004,964
Citigroup, Inc. ,
h,i
Junior Sub. Bond, FRN, 9.341%, (3-month USD LIBOR + 4.068%),
Perpetual ......................................... United States 118,000,000 118,708,000
c,h,i
D, Junior Sub. Bond, FRN, 8.787%, (3-month USD LIBOR +
3.466%), Perpetual .................................. United States 55,000,000 54,862,500
h
M, Junior Sub. Bond, 6.3% to 5/14/24, FRN thereafter, Perpetual United States 105,000,000 102,506,250
Senior Bond, 3.52% to 10/26/27, FRN thereafter, 10/27/28 .... United States 35,000,000 32,534,660
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 60,000,000 63,719,208
Senior Note, 1.462% to 6/08/26, FRN thereafter, 6/09/27 ...... United States 20,000,000 17,768,374
Sub. Bond, 4.125%, 7/25/28 ........................... United States 95,000,000 89,619,866
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ....... United States 50,000,000 50,462,826
Fifth Third Bancorp , Senior Note , 3.65% , 1/25/24 ..............
United States 72,656,000 71,634,173
Fifth Third Bank NA , Senior Note , 5.852% to 10/26/24, FRN
thereafter , 10/27/25 .................................. United States 65,185,000 63,527,703

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
h
JPMorgan Chase & Co. ,
i
Q, Junior Sub. Bond, FRN, 8.549%, (3-month USD LIBOR +
3.25%), Perpetual ................................... United States 60,700,000 $ 61,003,500
c
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 55,000,000 55,177,100
S, Junior Sub. Bond, 6.75% to 1/31/24, FRN thereafter, Perpetual United States 65,000,000 65,209,625
KeyBank NA ,
Senior Note, 5.85%, 11/15/27 .......................... United States 50,000,000 47,123,724
Sub. Bond, 4.9%, 8/08/32 ............................. United States 35,000,000 27,825,679
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 6.037% to 10/27/32, FRN thereafter, 10/28/33 ... United States 70,000,000 71,671,093
Senior Bond, 5.068% to 1/23/33, FRN thereafter, 1/24/34 ..... United States 40,000,000 38,372,668
Royal Bank of Canada , Senior Bond , 5% , 2/01/33 .............
Canada 50,000,000 49,037,463
Truist Bank , Sub. Bond , 2.25% , 3/11/30 .....................
United States 42,645,000 33,919,566
Truist Financial Corp. ,
Senior Bond, 5.122% to 1/25/33, FRN thereafter, 1/26/34 ..... United States 55,000,000 52,140,440
Senior Note, 6.047% to 6/07/26, FRN thereafter, 6/08/27 ...... United States 45,000,000 45,038,936
Sub. Bond, 4.916% to 7/27/32, FRN thereafter, 7/28/33 ....... United States 95,000,000 86,877,392
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 45,000,000 45,080,927
Senior Bond, 5.836% to 6/09/33, FRN thereafter, 6/12/34 ..... United States 25,000,000 25,192,367
Senior Note, 5.775% to 6/11/28, FRN thereafter, 6/12/29 ...... United States 25,000,000 25,009,233
Wells Fargo & Co. ,
h,i
S, Junior Sub. Bond, FRN, 5.9%, (3-month USD LIBOR + 3.11%),
Perpetual ......................................... United States 60,000,000 59,325,000
Senior Bond, 4.478% to 4/03/30, FRN thereafter, 4/04/31 ..... United States 20,000,000 19,023,789
Senior Bond, 4.897% to 7/24/32, FRN thereafter, 7/25/33 ..... United States 50,000,000 47,987,671
Senior Bond, 5.389% to 4/23/33, FRN thereafter, 4/24/34 ..... United States 30,000,000 29,822,339
2,356,058,739
Beverages 0.1%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% , 4/13/28
Belgium 25,000,000 24,197,703
Constellation Brands, Inc. , Senior Bond , 3.15% , 8/01/29 ........
United States 35,000,000 31,569,176
55,766,879
Biotechnology 0.3%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 115,000,000 104,065,167
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 25,000,000 21,447,729
Senior Bond, 5.25%, 3/02/33 ........................... United States 50,000,000 50,087,640
Senior Note, 5.25%, 3/02/30 ........................... United States 20,000,000 20,055,184
195,655,720
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 67,500,000 62,972,230
Building Products 0.3%
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 50,000,000 47,315,967
Carrier Global Corp. ,
Senior Bond, 2.7%, 2/15/31 ............................ United States 22,500,000 18,958,102
Senior Note, 2.722%, 2/15/30 .......................... United States 98,200,000 84,603,799
e
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 60,000,000 59,550,000
Johnson Controls International plc / Tyco Fire & Security Finance
SCA , Senior Bond , 4.9% , 12/01/32 ....................... United States 39,500,000 39,161,935
249,589,803

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 0.9%
Brookfield Finance, Inc. , Senior Bond , 4.85% , 3/29/29 ..........
Canada 38,708,000 $ 37,168,157
Charles Schwab Corp. (The) ,
Senior Bond, 5.853% to 5/18/33, FRN thereafter, 5/19/34 ..... United States 30,000,000 30,467,443
Senior Note, 5.643% to 5/18/28, FRN thereafter, 5/19/29 ...... United States 25,000,000 25,000,553
e
Coinbase Global, Inc. , Senior Note , 144A, 3.375% , 10/01/28 ..... United States 19,000,000 12,725,292
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.814% to 4/22/28, FRN thereafter, 4/23/29 ..... United States 21,000,000 19,511,467
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ..... United States 20,000,000 18,902,637
Senior Bond, 2.6%, 2/07/30 ............................ United States 36,250,000 30,907,612
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 58,600,000 47,785,826
Senior Note, 3.5%, 4/01/25 ............................ United States 73,000,000 70,171,863
Senior Note, 3.8%, 3/15/30 ............................ United States 25,000,000 23,145,408
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 50,000,000 42,545,517
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 23,600,000 21,278,036
Senior Bond, 2.239% to 7/20/31, FRN thereafter, 7/21/32 ..... United States 30,482,000 24,239,179
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 81,000,000 65,461,750
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 35,000,000 37,249,113
Senior Bond, 5.25% to 4/20/33, FRN thereafter, 4/21/34 ...... United States 30,000,000 29,637,565
Senior Note, 1.512% to 7/19/26, FRN thereafter, 7/20/27 ...... United States 25,000,000 22,158,443
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 ...... United States 30,000,000 29,605,021
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ....... United States 37,095,000 36,635,225
624,596,107
Chemicals 1.0%
Celanese US Holdings LLC ,
c
Senior Bond, 6.379%, 7/15/32 .......................... United States 50,000,000 50,461,031
Senior Note, 6.165%, 7/15/27 .......................... United States 20,000,000 19,910,479
e
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 125,000,000 117,737,644
e
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 31,500,000 27,429,538
c
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 .......... United States 35,000,000 37,668,922
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 25,000,000 22,884,078
e
International Flavors & Fragrances, Inc. ,
Senior Bond, 144A, 2.3%, 11/01/30 ...................... United States 130,000,000 103,121,279
Senior Note, 144A, 1.832%, 10/15/27 .................... United States 20,000,000 16,882,582
e
Olin Corp. , Senior Note , 144A, 9.5% , 6/01/25 ................ United States 40,000,000 42,191,959
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,249,000 32,304,728
e
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 119,500,000 100,258,134
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 163,500,000 146,220,584
717,070,958
Commercial Services & Supplies 0.4%
e
ADT Security Corp. (The) , Senior Secured Note , 144A, 4.125% ,
8/01/29 ........................................... United States 30,000,000 25,945,350
e
APX Group, Inc. ,
Senior Note, 144A, 5.75%, 7/15/29 ...................... United States 108,000,000 93,884,162
Senior Secured Note, 144A, 6.75%, 2/15/27 ............... United States 140,000,000 137,344,900
e
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 .. United States 41,000,000 36,139,044
293,313,456
Communications Equipment 1.2%
e
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 463,500,000 432,605,037
Senior Note, 144A, 5%, 3/15/27 ........................ United States 50,000,000 34,874,310

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
e
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 140,000,000 $ 112,192,878
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 125,000,000 88,913,750
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 230,085,000 214,706,901
883,292,876
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 110,000,000 93,541,844
Consumer Finance 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 5.75% , 6/06/28 ................................. Ireland 40,000,000 39,713,833
Capital One Financial Corp. ,
Senior Bond, 3.8%, 1/31/28 ............................ United States 47,300,000 43,506,578
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 50,000,000 46,833,202
Senior Bond, 5.817% to 1/31/33, FRN thereafter, 2/01/34 ..... United States 60,000,000 57,272,460
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 ...... United States 40,000,000 38,785,343
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 144,532,733 137,240,512
Senior Note, 6.312% to 6/07/28, FRN thereafter, 6/08/29 ...... United States 75,000,000 74,555,714
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 40,000,000 37,744,465
Sub. Note, 4.2%, 10/29/25 ............................ United States 123,500,000 118,114,013
Sub. Note, 3.75%, 7/28/26 ............................ United States 102,800,000 95,791,139
Ford Motor Credit Co. LLC ,
Senior Bond, 4.389%, 1/08/26 .......................... United States 25,000,000 23,682,822
Senior Note, 2.3%, 2/10/25 ............................ United States 35,000,000 32,751,250
Senior Note, 5.125%, 6/16/25 .......................... United States 158,015,000 153,816,541
Senior Note, 4.134%, 8/04/25 .......................... United States 154,650,000 146,809,462
Senior Note, 3.375%, 11/13/25 ......................... United States 32,000,000 29,785,741
Senior Note, 6.95%, 6/10/26 ........................... United States 35,000,000 35,207,200
Senior Note, 2.7%, 8/10/26 ............................ United States 60,000,000 53,624,382
Senior Note, 4.95%, 5/28/27 ........................... United States 115,000,000 108,607,380
Senior Note, 7.35%, 11/04/27 .......................... United States 30,000,000 30,708,600
Senior Note, 6.8%, 5/12/28 ............................ United States 40,000,000 40,080,081
Senior Note, 5.113%, 5/03/29 .......................... United States 75,000,000 69,628,057
Senior Note, 7.35%, 3/06/30 ........................... United States 45,000,000 46,006,515
General Motors Financial Co., Inc. ,
Senior Bond, 4.35%, 1/17/27 ........................... United States 40,000,000 38,366,910
Senior Bond, 3.6%, 6/21/30 ............................ United States 37,720,000 32,623,284
Senior Bond, 3.1%, 1/12/32 ............................ United States 80,000,000 64,745,137
Senior Bond, 6.4%, 1/09/33 ............................ United States 50,000,000 50,855,686
Senior Note, 5%, 4/09/27 ............................. United States 50,000,000 48,683,103
Senior Note, 2.4%, 4/10/28 ............................ United States 35,000,000 30,199,354
Senior Note, 5.8%, 6/23/28 ............................ United States 50,000,000 49,834,297
Senior Note, 4.3%, 4/06/29 ............................ United States 69,000,000 63,366,429
Senior Note, 5.85%, 4/06/30 ........................... United States 20,000,000 19,844,380
John Deere Capital Corp. , Senior Bond , 4.35% , 9/15/32 ........
United States 40,000,000 39,282,068
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 11,100,000 9,447,294
Senior Note, 6.625%, 1/15/28 .......................... United States 24,000,000 22,662,480
1,930,175,712
Consumer Staples Distribution & Retail 0.2%
e
7-Eleven, Inc. , Senior Bond , 144A, 1.8% , 2/10/31 ............. United States 75,000,000 59,351,237
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 90,000,000 87,885,624
147,236,861

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 1.5%
e,j
ARD Finance SA , Senior Secured Note , 144A, PIK, 6.5% , 6/30/27 . Luxembourg 25,144,215 $ 20,407,700
c,e
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 37,000,000 29,345,026
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 214,440,000 181,927,979
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 25,669,000 25,136,751
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 50,000,000 46,632,580
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 400,000,000 369,670,760
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 295,000,000 293,403,590
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 70,000,000 61,984,381
e
Sealed Air Corp. , Senior Note , 144A, 6.125% , 2/01/28 .......... United States 25,000,000 24,842,948
1,053,351,715
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond, 5.125%, 5/15/32 .......................... United States 60,000,000 56,196,252
Senior Note, 4.95%, 2/15/30 ........................... United States 43,357,000 40,711,573
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 4.25% ,
12/01/26 .......................................... United States 82,000,000 76,783,266
173,691,091
Diversified Telecommunication Services 0.2%
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 90,000,000 83,904,291
Verizon Communications, Inc. , Senior Bond , 4.016% , 12/03/29 ...
United States 50,000,000 46,842,095
130,746,386
Electric Utilities 1.6%
American Electric Power Co., Inc. ,
Senior Bond, 5.95%, 11/01/32 .......................... United States 30,000,000 31,303,286
Senior Bond, 5.625%, 3/01/33 .......................... United States 30,000,000 30,520,143
NextEra Energy Capital Holdings, Inc. , Senior Note , 1.875% , 1/15/27
United States 65,000,000 57,980,253
NRG Energy, Inc. ,
e
Senior Bond, 144A, 3.625%, 2/15/31 ..................... United States 72,000,000 56,272,680
Senior Note, 5.75%, 1/15/28 ........................... United States 18,075,000 17,145,768
e
Senior Note, 144A, 3.375%, 2/15/29 ..................... United States 38,300,000 31,360,316
e
Senior Secured Bond, 144A, 7%, 3/15/33 ................. United States 30,000,000 30,288,900
e
Senior Secured Note, 144A, 2.45%, 12/02/27 .............. United States 30,000,000 25,306,850
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 122,500,000 110,957,439
Senior Bond, 6.15%, 1/15/33 ........................... United States 50,000,000 48,930,469
Senior Bond, 6.4%, 6/15/33 ............................ United States 30,000,000 29,856,820
Senior Note, 4.95%, 6/08/25 ........................... United States 19,250,000 18,668,179
Senior Note, 3.15%, 1/01/26 ........................... United States 78,000,000 72,417,027
Senior Note, 6.1%, 1/15/29 ............................ United States 35,000,000 34,463,457
PG&E Corp. , Senior Secured Note , 5% , 7/01/28 ..............
United States 87,284,000 80,172,091
Southern Co. (The) ,
Senior Bond, 5.7%, 10/15/32 ........................... United States 45,000,000 46,607,367
Senior Bond, 5.2%, 6/15/33 ............................ United States 50,000,000 49,626,493
Senior Note, 4.85%, 6/15/28 ........................... United States 55,000,000 53,938,264
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.5%, 9/01/26 ....................... United States 58,000,000 55,862,387
Senior Note, 144A, 5%, 7/31/27 ........................ United States 56,000,000 52,467,352
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 150,000,000 131,528,580
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 35,000,000 31,048,614

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
e
Vistra Operations Co. LLC, (continued)
Senior Secured Note, 144A, 3.55%, 7/15/24 ............... United States 25,000,000 $ 24,151,673
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 33,500,000 30,700,829
1,151,575,237
Electrical Equipment 0.1%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 25,000,000 24,995,807
Senior Note, 144A, 6.05%, 4/15/28 ...................... United States 35,000,000 34,776,140
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 25,000,000 24,943,773
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 20,668,000 18,640,337
103,356,057
Electronic Equipment, Instruments & Components 0.1%
Flex Ltd. , Senior Note , 4.75% , 6/15/25 .....................
United States 50,000,000 48,840,830
Energy Equipment & Services 0.5%
e
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 42,500,000 40,073,015
e
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 250,000,000 254,044,250
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 80,000,000 80,416,000
374,533,265
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 100,000,000 97,743,250
Senior Bond, 4.875%, 4/15/28 .......................... United States 89,300,000 88,400,671
Senior Bond, 5.875%, 11/15/28 ......................... United States 50,000,000 51,765,100
Warnermedia Holdings, Inc. , Senior Note , 4.279% , 3/15/32 ......
United States 100,000,000 88,733,775
326,642,796
Financial Services 0.3%
Fiserv, Inc. ,
Senior Bond, 4.2%, 10/01/28 ........................... United States 52,000,000 49,830,285
Senior Bond, 3.5%, 7/01/29 ............................ United States 40,000,000 36,529,696
Senior Bond, 2.65%, 6/01/30 ........................... United States 38,000,000 32,406,958
Senior Bond, 5.6%, 3/02/33 ............................ United States 30,000,000 30,548,250
e
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 100,000,000 94,370,569
243,685,758
Food Products 0.5%
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 35,000,000 34,218,418
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.75%, 4/01/33 ...................... United States 110,000,000 103,488,325
Senior Note, 144A, 5.125%, 2/01/28 ..................... United States 20,000,000 19,220,358
Pilgrim's Pride Corp. , Senior Bond , 6.25% , 7/01/33 ............
United States 68,000,000 65,949,256
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 59,800,000 57,549,744
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 55,400,000 47,363,609
327,789,710
Ground Transportation 0.2%
e
Ashtead Capital, Inc. ,
Senior Bond, 144A, 5.55%, 5/30/33 ...................... United Kingdom 55,000,000 53,666,640
Senior Note, 144A, 4.375%, 8/15/27 ..................... United Kingdom 34,500,000 32,464,699
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 73,000,000 71,829,793
157,961,132

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.8%
Baxter International, Inc. , Senior Bond , 2.539% , 2/01/32 ........
United States 15,935,000 $ 12,916,944
DENTSPLY SIRONA, Inc. , Senior Bond , 3.25% , 6/01/30 ........
United States 51,249,000 44,364,378
GE HealthCare Technologies, Inc. , WI , Senior Note , 5.905% ,
11/22/32 .......................................... United States 90,000,000 94,194,820
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 85,000,000 73,841,974
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 384,000,000 334,083,145
559,401,261
Health Care Providers & Services 7.5%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 35,000,000 27,946,275
Senior Note, 4.25%, 12/15/27 .......................... United States 66,745,000 62,467,313
Senior Note, 4.625%, 12/15/29 ......................... United States 162,000,000 149,256,570
Senior Note, 3.375%, 2/15/30 .......................... United States 25,000,000 21,508,500
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 600,000,000 375,372,000
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 585,000,000 349,160,175
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 565,000,000 332,494,025
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 575,065,000 560,692,573
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 310,000,000 273,482,899
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 382,000,000 370,151,601
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 288,700,104 243,179,315
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 125,000,000 120,638,725
Senior Bond, 1.875%, 2/28/31 .......................... United States 70,000,000 55,636,611
Senior Bond, 5.25%, 2/21/33 ........................... United States 45,000,000 44,845,007
Senior Bond, 4.78%, 3/25/38 ........................... United States 61,925,000 57,183,145
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000,000 36,898,223
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 148,855,000 119,204,171
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 307,500,000 264,323,279
e
Fresenius Medical Care US Finance III, Inc. ,
Senior Bond, 144A, 2.375%, 2/16/31 ..................... Germany 30,000,000 22,779,671
Senior Bond, 144A, 3%, 12/01/31 ....................... Germany 30,941,000 24,041,250
HCA, Inc. ,
Senior Bond, 5.625%, 9/01/28 .......................... United States 80,000,000 80,107,530
Senior Bond, 4.125%, 6/15/29 .......................... United States 38,500,000 35,647,229
Senior Bond, 2.375%, 7/15/31 .......................... United States 28,716,000 22,983,577
Senior Bond, 5.5%, 6/01/33 ............................ United States 40,000,000 39,953,955
e
Senior Bond, 144A, 3.625%, 3/15/32 ..................... United States 32,954,000 28,618,726
Senior Note, 5%, 3/15/24 ............................. United States 114,800,000 114,094,650
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 35,000,000 36,390,326
e
MPH Acquisition Holdings LLC ,
c
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 174,000,000 131,175,120
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 182,350,000 155,636,418
Quest Diagnostics, Inc. , Senior Bond , 2.95% , 6/30/30 ..........
United States 58,755,000 51,701,318
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 100,000,000 99,087,310
Senior Bond, 6.875%, 11/15/31 ......................... United States 55,258,000 55,198,321
Senior Note, 6.125%, 10/01/28 ......................... United States 415,000,000 399,918,900
Senior Secured Note, 4.25%, 6/01/29 .................... United States 119,800,000 108,345,611
Senior Secured Note, 4.375%, 1/15/30 ................... United States 42,000,000 37,940,927
Senior Secured Note, 6.125%, 6/15/30 ................... United States 371,000,000 366,158,450
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 125,000,000 129,966,477
5,404,186,173

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. ,
c
Senior Bond, 5.25%, 8/01/26 ........................... United States 47,000,000 $ 41,828,214
Senior Bond, 5%, 10/15/27 ............................ United States 145,000,000 122,131,905
Senior Bond, 4.625%, 8/01/29 .......................... United States 17,150,000 12,980,665
176,940,784
Health Care Technology 0.2%
e,j
Multiplan Corp. , Senior Note , 144A, PIK, 6% , 10/15/27 ......... United States 185,000,000 125,615,000
Hotel & Resort REITs 0.1%
Service Properties Trust , Senior Note , 4.35% , 10/01/24 .........
United States 39,445,000 38,009,553
Hotels, Restaurants & Leisure 2.8%
e
Brinker International, Inc. , Senior Note , 144A, 5% , 10/01/24 ..... United States 30,000,000 29,289,000
e
Caesars Entertainment, Inc. ,
c
Senior Note, 144A, 8.125%, 7/01/27 ..................... United States 99,750,000 102,203,252
Senior Note, 144A, 4.625%, 10/15/29 .................... United States 112,000,000 97,900,387
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 189,759,000 189,051,047
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 52,000,000 52,267,280
e
Carnival Corp. ,
Secured Note, 144A, 10.5%, 2/01/26 ..................... United States 13,000,000 13,677,469
c
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 130,000,000 127,442,107
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 165,000,000 152,049,975
c
Senior Note, 144A, 10.5%, 6/01/30 ...................... United States 65,000,000 69,015,505
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 20,000,000 17,533,208
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 57,000,000 53,358,898
Senior Note, 5%, 2/15/26 ............................. United States 30,000,000 29,593,145
Senior Note, 3.25%, 2/15/30 ........................... United States 60,000,000 52,267,859
e
Senior Note, 144A, 6.25%, 5/01/25 ...................... United States 54,596,000 54,803,663
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 75,000,000 63,901,298
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 150,000,000 131,771,250
Marriott International, Inc. ,
Senior Note, 5%, 10/15/27 ............................ United States 25,000,000 24,818,573
Senior Note, 4.9%, 4/15/29 ............................ United States 20,000,000 19,467,477
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 50,000,000 49,549,973
e
Penn Entertainment, Inc. ,
Senior Note, 144A, 5.625%, 1/15/27 ..................... United States 20,000,000 18,725,041
Senior Note, 144A, 4.125%, 7/01/29 ..................... United States 65,000,000 53,404,000
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 440,000,000 433,363,436
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 156,722,000 148,641,837
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 30,000,000 29,845,254
2,013,940,934
Household Durables 0.2%
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 23,800,000 24,129,653
Lennar Corp. , Senior Note , 4.5% , 4/30/24 ...................
United States 44,675,000 44,305,747
Shea Homes LP / Shea Homes Funding Corp. ,
Senior Note, 4.75%, 2/15/28 ........................... United States 34,630,000 30,763,234
Senior Note, 4.75%, 4/01/29 ........................... United States 49,895,000 43,390,881
142,589,515
Household Products 0.1%
e
Energizer Holdings, Inc. ,
Senior Note, 144A, 6.5%, 12/31/27 ...................... United States 20,000,000 19,253,062

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Products (continued)
e
Energizer Holdings, Inc., (continued)
Senior Note, 144A, 4.75%, 6/15/28 ...................... United States 24,000,000 $ 21,432,000
Senior Note, 144A, 4.375%, 3/31/29 ..................... United States 16,000,000 13,808,000
54,493,062
Independent Power and Renewable Electricity Producers 0.4%
e
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 132,000,000 117,979,224
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 103,500,000 93,802,185
e,h
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 100,000,000 87,362,500
299,143,909
Insurance 0.2%
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 30,000,000 30,431,584
e
Northwestern Mutual Global Funding , Secured Note , 144A, 4.35% ,
9/15/27 ........................................... United States 40,000,000 39,034,970
Prudential Financial, Inc. , Junior Sub. Bond , 5.7% to 9/14/28, FRN
thereafter , 9/15/48 ................................... United States 65,000,000 62,864,425
132,330,979
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 65,000,000 60,406,948
e
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 40,000,000 34,099,600
94,506,548
IT Services 0.1%
Twilio, Inc. ,
Senior Bond, 3.875%, 3/15/31 .......................... United States 46,500,000 38,767,037
Senior Note, 3.625%, 3/15/29 .......................... United States 45,000,000 38,324,285
77,091,322
Machinery 0.2%
Parker-Hannifin Corp. , Senior Bond , 3.25% , 6/14/29 ...........
United States 43,000,000 39,139,124
e
Roller Bearing Co. of America, Inc. , Senior Note , 144A, 4.375% ,
10/15/29 .......................................... United States 35,000,000 31,400,530
e
TK Elevator US Newco, Inc. , Senior Secured Note , 144A, 5.25% ,
7/15/27 ........................................... Germany 43,000,000 39,777,692
110,317,346
Media 1.4%
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 152,000,000 119,506,960
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 77,000,000 57,067,110
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 90,000,000 81,829,156
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 58,026,000 54,034,258
e
Senior Bond, 144A, 5.5%, 4/15/27 ....................... United States 70,000,000 58,338,259
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 145,000,000 127,002,817
Senior Note, 7.75%, 7/01/26 ........................... United States 49,320,000 30,300,975
e
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 40,000,000 32,161,900
e
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 60,000,000 51,413,250
e
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 330,000,000 323,419,800
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 70,000,000 67,765,530

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
e
Univision Communications, Inc., (continued)
Senior Secured Note, 144A, 7.375%, 6/30/30 .............. United States 20,000,000 $ 19,060,348
1,021,900,363
Metals & Mining 1.2%
e
Alcoa Nederland Holding BV ,
Senior Note, 144A, 5.5%, 12/15/27 ...................... United States 104,742,000 101,407,720
c
Senior Note, 144A, 4.125%, 3/31/29 ..................... United States 101,547,000 90,866,794
ArcelorMittal SA ,
Senior Bond, 6.8%, 11/29/32 ........................... Luxembourg 40,000,000 41,086,893
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 25,657,251
e
Cleveland-Cliffs, Inc. ,
c
Senior Bond, 144A, 4.875%, 3/01/31 ..................... United States 30,000,000 26,401,356
Senior Secured Note, 144A, 6.75%, 3/15/26 ............... United States 50,000,000 50,574,306
e
First Quantum Minerals Ltd. ,
Senior Note, 144A, 7.5%, 4/01/25 ....................... Zambia 93,600,000 93,615,040
Senior Note, 144A, 8.625%, 6/01/31 ..................... Zambia 55,000,000 56,437,150
e
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 130,000,000 111,179,523
Senior Bond, 144A, 6.125%, 4/15/32 ..................... Australia 22,500,000 21,475,024
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 50,000,000 47,669,210
Freeport-McMoRan, Inc. ,
Senior Bond, 5.25%, 9/01/29 ........................... United States 61,402,000 60,380,129
Senior Bond, 4.625%, 8/01/30 .......................... United States 36,000,000 33,953,400
e
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 100,000,000 81,958,079
e
Mineral Resources Ltd. ,
Senior Note, 144A, 8%, 11/01/27 ........................ Australia 20,000,000 19,992,637
Senior Note, 144A, 8.5%, 5/01/30 ....................... Australia 35,000,000 35,176,098
897,830,610
Multi-Utilities 0.2%
Dominion Energy, Inc. ,
A, Senior Note, 4.35%, 8/15/32 ......................... United States 30,000,000 28,088,546
C, Senior Note, 3.375%, 4/01/30 ........................ United States 30,000,000 26,863,794
NiSource, Inc. , Senior Bond , 3.6% , 5/01/30 ..................
United States 33,750,000 30,433,177
Sempra Energy , Senior Bond , 5.5% , 8/01/33 .................
United States 35,000,000 34,794,843
Southern Co. Gas Capital Corp. , Senior Bond , 5.15% , 9/15/32 ...
United States 40,000,000 39,770,957
159,951,317
Oil, Gas & Consumable Fuels 2.2%
BP Capital Markets America, Inc. ,
Senior Bond, 4.234%, 11/06/28 ......................... United States 28,705,000 27,852,458
Senior Bond, 3.633%, 4/06/30 .......................... United States 46,500,000 43,265,094
Senior Bond, 2.721%, 1/12/32 .......................... United States 25,000,000 21,239,469
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 260,000,000 269,298,915
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 95,000,000 91,047,152
Senior Note, 144A, 9.75%, 7/15/28 ...................... United States 69,000,000 67,940,850
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 111,402,000 111,694,611
Cheniere Corpus Christi Holdings LLC ,
Senior Secured Note, 5.125%, 6/30/27 ................... United States 87,973,000 86,541,997
Senior Secured Note, 3.7%, 11/15/29 .................... United States 107,245,000 97,198,210
e
Cheniere Energy Partners LP , Senior Bond , 144A, 5.95% , 6/30/33 . United States 30,000,000 30,124,800
Chevron Corp. , Senior Bond , 2.236% , 5/11/30 ................
United States 40,000,000 34,853,931
e
CITGO Petroleum Corp. ,
Senior Secured Note, 144A, 7%, 6/15/25 .................. United States 33,224,000 32,630,952
Senior Secured Note, 144A, 6.375%, 6/15/26 .............. United States 30,000,000 28,915,650

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
Civitas Resources, Inc. , Senior Note , 144A, 8.75% , 7/01/31 ...... United States 30,000,000 $ 30,451,500
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 30,000,000 30,237,630
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 32,000,000 29,171,491
Kinder Morgan, Inc. , Senior Bond , 5.2% , 6/01/33 ..............
United States 50,000,000 48,477,672
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 50,000,000 47,574,750
Occidental Petroleum Corp. ,
Senior Note, 5.5%, 12/01/25 ........................... United States 30,000,000 29,645,100
Senior Note, 6.375%, 9/01/28 .......................... United States 60,000,000 61,050,722
Senior Note, 6.625%, 9/01/30 .......................... United States 80,000,000 83,200,000
Senior Note, 6.125%, 1/01/31 .......................... United States 52,000,000 52,853,580
e
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ........................................... United States 55,000,000 55,921,509
Williams Cos., Inc. (The) ,
Senior Bond, 3.5%, 11/15/30 ........................... United States 27,575,000 24,670,404
Senior Bond, 2.6%, 3/15/31 ............................ United States 61,000,000 50,585,553
Senior Bond, 4.65%, 8/15/32 ........................... United States 70,000,000 66,332,857
Senior Bond, 5.65%, 3/15/33 ........................... United States 30,000,000 30,409,762
1,583,186,619
Passenger Airlines 1.6%
e
American Airlines Group, Inc. , Senior Note , 144A, 3.75% , 3/01/25 . United States 58,000,000 55,093,260
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 175,500,000 174,023,993
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 104,850,000 101,901,492
e
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 180,000,000 197,537,040
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 53,301,411 52,161,863
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 325,000,000 315,735,706
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 94,400,000 94,720,650
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 69,462,000 66,058,758
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 116,643,000 106,386,324
1,163,619,086
Personal Care Products 0.2%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 35,000,000 35,257,950
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/29 .......................... United States 30,000,000 27,279,673
Senior Note, 3.625%, 3/24/32 .......................... United States 65,043,000 58,336,910
120,874,533
Pharmaceuticals 3.0%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 467,060,000 468,767,104
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 164,340,000 98,604,000
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 204,000,000 180,529,800
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 183,000,000 117,367,050
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 43,850,000 26,916,884
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 790,000,000 563,112,000
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 65,000,000 62,739,543
Bristol-Myers Squibb Co. , Senior Note , 3.9% , 2/20/28 ..........
United States 30,000,000 29,144,959
e,k
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 47,500,000 34,883,587
e,k
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 66,355,000 49,168,723

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
e
Kevlar SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ......... Italy 35,000,000 $ 30,012,500
e,k
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 193,401,000 143,196,607
Royalty Pharma plc ,
Senior Bond, 2.15%, 9/02/31 ........................... United States 45,800,000 35,924,246
Senior Note, 2.2%, 9/02/30 ............................ United States 35,000,000 28,155,996
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 27,220,000 27,612,376
c
Senior Note, 6.75%, 3/01/28 ........................... Israel 26,000,000 25,639,456
Senior Note, 7.875%, 9/15/29 .......................... Israel 25,000,000 25,794,550
Senior Note, 8.125%, 9/15/31 .......................... Israel 30,000,000 31,479,930
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 130,500,000 123,990,219
Viatris, Inc. , Senior Note , 2.7% , 6/22/30 .....................
United States 25,000,000 20,244,036
2,123,283,566
Semiconductors & Semiconductor Equipment 0.9%
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 .......................... United States 20,000,000 18,410,513
Senior Bond, 4.3%, 11/15/32 ........................... United States 80,000,000 73,414,122
e
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 80,000,000 65,097,360
e
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 65,000,000 58,906,731
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 66,000,000 54,163,951
e
Senior Note, 144A, 4%, 4/15/29 ........................ United States 58,307,000 53,894,869
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 25,000,000 25,249,833
Senior Note, 5.125%, 2/10/30 .......................... United States 30,000,000 30,201,714
Micron Technology, Inc. ,
Senior Bond, 5.327%, 2/06/29 .......................... United States 25,000,000 24,628,024
Senior Bond, 4.663%, 2/15/30 .......................... United States 34,000,000 32,079,124
Senior Bond, 5.875%, 2/09/33 .......................... United States 40,000,000 39,818,152
Senior Note, 6.75%, 11/01/29 .......................... United States 55,000,000 57,207,141
NXP BV / NXP Funding LLC , Senior Note , 5.55% , 12/01/28 ......
China 20,000,000 20,136,004
NXP BV / NXP Funding LLC / NXP USA, Inc. ,
Senior Note, 3.4%, 5/01/30 ............................ China 31,200,000 27,626,304
Senior Note, 2.5%, 5/11/31 ............................ China 35,000,000 28,542,683
e
Qorvo, Inc. , Senior Bond , 144A, 3.375% , 4/01/31 ............. United States 30,800,000 24,872,605
634,249,130
Software 0.9%
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 72,875,000 63,441,870
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ........................... United States 100,000,000 92,481,991
Senior Bond, 3.25%, 11/15/27 .......................... United States 40,000,000 37,127,648
Senior Bond, 2.95%, 4/01/30 ........................... United States 44,000,000 38,430,459
Senior Bond, 3.25%, 5/15/30 ........................... United States 21,960,000 19,607,237
Senior Bond, 2.875%, 3/25/31 .......................... United States 101,000,000 86,253,957
Senior Bond, 6.25%, 11/09/32 .......................... United States 45,000,000 47,786,417
Senior Note, 2.3%, 3/25/28 ............................ United States 50,000,000 44,153,598
Senior Note, 6.15%, 11/09/29 .......................... United States 20,000,000 20,844,577
Roper Technologies, Inc. ,
Senior Bond, 2%, 6/30/30 ............................. United States 30,303,000 24,795,609
Senior Bond, 1.75%, 2/15/31 ........................... United States 20,000,000 15,874,809
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 200,000,000 180,131,492
670,929,664

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ......................... United States 50,000,000 $ 46,696,056
Senior Bond, 3.55%, 7/15/27 ........................... United States 40,000,000 37,099,234
Senior Bond, 5.65%, 3/15/33 ........................... United States 60,000,000 60,899,591
Senior Note, 1.6%, 4/15/26 ............................ United States 45,318,000 40,666,240
Senior Note, 4.05%, 3/15/32 ........................... United States 50,000,000 45,608,900
Crown Castle, Inc. ,
Senior Bond, 3.3%, 7/01/30 ............................ United States 74,583,000 65,974,612
Senior Bond, 2.1%, 4/01/31 ............................ United States 33,500,000 26,833,395
Senior Bond, 2.5%, 7/15/31 ............................ United States 25,000,000 20,557,636
e
Iron Mountain, Inc. , Senior Note , 144A, 4.875% , 9/15/27 ........ United States 73,500,000 69,500,885
Weyerhaeuser Co. , Senior Bond , 3.375% , 3/09/33 ............
United States 42,300,000 36,424,700
450,261,249
Specialty Retail 0.8%
AutoNation, Inc. ,
Senior Bond, 4.75%, 6/01/30 ........................... United States 40,959,000 38,327,801
Senior Bond, 2.4%, 8/01/31 ............................ United States 44,451,000 33,752,188
Senior Bond, 3.85%, 3/01/32 ........................... United States 32,953,000 27,979,110
Senior Note, 1.95%, 8/01/28 ........................... United States 44,000,000 35,867,301
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .......
United States 50,000,000 45,825,685
c
Home Depot, Inc. (The) , Senior Note , 4.5% , 9/15/32 ........... United States 100,000,000 98,887,738
Lowe's Cos., Inc. ,
Senior Bond, 3.65%, 4/05/29 ........................... United States 20,000,000 18,543,475
Senior Bond, 4.5%, 4/15/30 ............................ United States 35,000,000 34,049,350
Senior Bond, 3.75%, 4/01/32 ........................... United States 40,000,000 36,219,574
Senior Bond, 5%, 4/15/33 ............................. United States 115,000,000 113,812,334
Senior Bond, 5.15%, 7/01/33 ........................... United States 35,000,000 35,004,646
e
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 60,000,000 48,538,200
566,807,402
Technology Hardware, Storage & Peripherals 0.6%
c
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 60,000,000 55,979,129
Dell International LLC / EMC Corp. ,
c
Senior Bond, 5.75%, 2/01/33 ........................... United States 40,000,000 40,397,901
Senior Note, 5.3%, 10/01/29 ........................... United States 55,000,000 54,632,829
HP, Inc. ,
Senior Bond, 4.2%, 4/15/32 ............................ United States 48,960,000 43,931,841
Senior Bond, 5.5%, 1/15/33 ............................ United States 50,000,000 49,130,355
Senior Note, 4%, 4/15/29 ............................. United States 150,309,000 140,134,644
Senior Note, 2.65%, 6/17/31 ........................... United States 30,000,000 24,194,029
408,400,728
Textiles, Apparel & Luxury Goods 0.0%
†
c,e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 25,000,000 25,219,150
Tobacco 0.7%
BAT Capital Corp. ,
Senior Note, 3.222%, 8/15/24 .......................... United Kingdom 78,500,000 76,207,108
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 323,000,000 297,214,455
Senior Note, 2.259%, 3/25/28 .......................... United Kingdom 37,812,000 32,433,618
Philip Morris International, Inc. ,
Senior Bond, 5.75%, 11/17/32 .......................... United States 25,000,000 25,616,155
Senior Bond, 5.375%, 2/15/33 .......................... United States 45,000,000 44,925,710
476,397,046

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.6%
United Rentals North America, Inc. ,
Secured Note, 3.875%, 11/15/27 ........................ United States 19,000,000 $ 17,760,369
Senior Bond, 4.875%, 1/15/28 .......................... United States 135,000,000 128,591,604
Senior Bond, 4%, 7/15/30 ............................. United States 61,623,000 54,631,057
Senior Bond, 3.875%, 2/15/31 .......................... United States 104,657,000 90,706,086
Senior Bond, 3.75%, 1/15/32 ........................... United States 31,000,000 26,289,987
e
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 65,000,000 64,910,339
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 30,000,000 30,343,050
413,232,492
Water Utilities 0.1%
c
American Water Capital Corp. , Senior Bond , 4.45% , 6/01/32 ..... United States 40,336,000 39,088,118
Wireless Telecommunication Services 0.9%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 187,350,000 187,971,065
Senior Note, 7.125%, 6/15/24 .......................... United States 190,650,000 192,526,568
Senior Note, 7.625%, 3/01/26 .......................... United States 86,300,000 89,723,866
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 5.152% ,
3/20/28 ........................................... United States 85,500,000 84,620,507
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 45,000,000 44,729,959
Senior Note, 3.375%, 4/15/29 .......................... United States 30,000,000 27,118,437
626,690,402
Total Corporate Bonds (Cost $36,175,886,225) ..................................
34,664,123,589
Units
a
Index-Linked Notes 0.1%
Capital Markets 0.1%
e,l
Goldman Sachs International Bank into S&P 500 Index ,
Senior Note, 144A, 8%, 9/22/23 ......................... United States 5,985 25,768,782
Senior Note, 144A, 6.5%, 12/22/23 ....................... United States 5,985 26,169,284
Total Index-Linked Notes (Cost $50,016,250) ....................................
51,938,066
Principal
Amount
*
Senior Floating Rate Interests 0.3%
Health Care Equipment & Supplies 0.0%
†
m
Medline Borrower LP , Initial Dollar Term Loan , 8.352% , ( 1-month
SOFR + 3.25% ), 10/23/28 ............................. United States 14,962,121 14,807,787
Software 0.3%
m
TIBCO Software, Inc. , First Lien, CME Term Loan, A , 9.842% ,
( 3-month SOFR + 4.5% ), 9/29/28 ........................ United States 249,298,980 234,009,474
Total Senior Floating Rate Interests (Cost $233,332,354) .........................
248,817,261
U.S. Government and Agency Securities 12.5%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 600,000,000 544,898,436
3.625%, 5/15/53 ..................................... United States 500,000,000 480,625,000
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 1,000,000,000 988,105,470
4.25%, 10/15/25 ..................................... United States 1,000,000,000 988,984,380
4.125%, 10/31/27 .................................... United States 1,250,000,000 1,243,701,175

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.875%, 11/30/27 .................................... United States 500,000,000 $ 492,998,045
4%, 10/31/29 ....................................... United States 1,000,000,000 997,617,190
2.875%, 5/15/32 ..................................... United States 1,250,000,000 1,159,204,100
2.75%, 8/15/32 ..................................... United States 2,250,000,000 2,063,100,578
Total U.S. Government and Agency Securities (Cost $9,175,389,154) ..............
8,959,234,374
Asset-Backed Securities 0.1%
Passenger Airlines 0.1%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 39,527,583 39,237,036
2023-1, A, 5.8%, 1/15/36 .............................. United States 50,000,000 50,984,750
90,221,786
a a a a a a
Total Asset-Backed Securities (Cost $89,527,583) ...............................
90,221,786
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 26,344,373 25,179,431
Total Mortgage-Backed Securities (Cost $27,908,570) ............................
25,179,431
Shares
a
Escrows and Litigation Trusts 0.1%
b,e
Entegris Escrow Corp., Escrow Account, 144A ............... United States 60,000,000 55,755,366
Total Escrows and Litigation Trusts (Cost $58,061,990) ..........................
55,755,366
Total Long Term Investments (Cost $72,259,973,457) ............................
71,020,837,007
a
Short Term Investments 0.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.4%
d,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 257,171,181 257,171,181
Total Money Market Funds (Cost $257,171,181) .................................
257,171,181

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
d,n
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 129,536,000 $ 129,536,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $129,536,000) ..........................................................
129,536,000
Total Short Term Investments (Cost $386,707,181 ) ...............................
386,707,181
a
Total Investments (Cost $72,646,680,638) 99.5% ................................
$71,407,544,188
Options Written (0.1)% .......................................................
(57,386,572)
Other Assets, less Liabilities 0.6% .............................................
477,544,378
Net Assets 100.0% ...........................................................
$71,827,701,994
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
Calls - Exchange-Traded
Equity Options
Amgen, Inc., August Strike Price $245.00, Expires 8/18/23 ...... 15,000 333,030,000 (795,000)
Bank of America Corp., August Strike Price $31.00, Expires 8/18/23 25,000 71,725,000 (725,000)
Bank of America Corp., July Strike Price $33.00, Expires 7/21/23 .. 25,000 71,725,000 (100,000)
Bristol-Myers Squibb Co., September Strike Price $75.00, Expires
9/15/23 ........................................... 10,000 63,950,000 (70,000)
Charles Schwab Corp. (The), September Strike Price $65.00,
Expires 9/15/23 ..................................... 10,000 56,680,000 (820,000)
Chevron Corp., September Strike Price $165.00, Expires 9/15/23 . 10,000 157,350,000 (3,000,000)
Chevron Corp., July Strike Price $175.00, Expires 7/21/23 ....... 10,000 157,350,000 (40,000)
Goldman Sachs Group, Inc. (The), July Strike Price $360.00, Expires
7/21/23 ........................................... 10,000 322,540,000 (310,000)
Home Depot, Inc. (The), August Strike Price $320.00, Expires
8/18/23 ........................................... 10,000 310,640,000 (5,950,000)
Intel Corp., July Strike Price $33.00, Expires 7/21/23 ........... 20,000 66,880,000 (2,560,000)
Intel Corp., July Strike Price $34.00, Expires 7/21/23 ........... 20,000 66,880,000 (1,580,000)
International Business Machines Corp., September Strike Price
$150.00, Expires 9/15/23 .............................. 20,000 267,620,000 (760,000)
Johnson & Johnson, July Strike Price $165.00, Expires 7/21/23 ... 10,000 165,520,000 (2,890,000)
Johnson & Johnson, July Strike Price $175.00, Expires 7/21/23 ... 10,000 165,520,000 (140,000)
JPMorgan Chase & Co., September Strike Price $155.00, Expires
9/15/23 ........................................... 20,000 290,880,000 (3,180,000)
Morgan Stanley, September Strike Price $95.00, Expires 9/15/23 .. 20,000 170,800,000 (1,160,000)
Philip Morris International, Inc., September Strike Price $100.00,
Expires 9/15/23 ..................................... 10,000 97,620,000 (2,450,000)
Procter & Gamble Co. (The), September Strike Price $155.00,
Expires 9/15/23 ..................................... 10,000 151,740,000 (2,690,000)
Procter & Gamble Co. (The), July Strike Price $160.00, Expires
7/21/23 ........................................... 7,500 113,805,000 (45,000)
Procter & Gamble Co. (The), July Strike Price $165.00, Expires
7/21/23 ........................................... 10,000 151,740,000 (10,000)
Shell plc, September Strike Price $65.00, Expires 9/15/23 ....... 10,000 60,380,000 (700,000)
Texas Instruments, Inc., September Strike Price $185.00, Expires
9/15/23 ........................................... 10,000 180,020,000 (5,580,000)
Texas Instruments, Inc., July Strike Price $190.00, Expires 7/21/23 10,000 180,020,000 (610,000)
Union Pacific Corp., August Strike Price $220.00, Expires 8/18/23 . 10,000 204,620,000 (1,350,000)

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Equity Options (continued)
United Parcel Service, Inc., July Strike Price $190.00, Expires
7/21/23 ........................................... 10,000 179,250,000 $ (300,000)
(37,815,000)
Puts - Exchange-Traded
Equity Options
Amgen, Inc., August Strike Price $205.00, Expires 8/18/23 ...... 5,000 111,010,000 (865,000)
Analog Devices, Inc., August Strike Price $170.00, Expires 8/18/23 10,000 194,810,000 (700,000)
Automatic Data Processing, Inc., August Strike Price $190.00,
Expires 8/18/23 ..................................... 5,000 109,895,000 (325,000)
Bristol-Myers Squibb Co., September Strike Price $62.50, Expires
9/15/23 ........................................... 10,000 63,950,000 (1,490,000)
CVS Health Corp., August Strike Price $60.00, Expires 8/18/23 ... 10,000 69,130,000 (330,000)
Home Depot, Inc. (The), July Strike Price $250.00, Expires 7/21/23 10,000 310,640,000 (50,000)
Home Depot, Inc. (The), August Strike Price $265.00, Expires
8/18/23 ........................................... 10,000 310,640,000 (850,000)
Honeywell International, Inc., July Strike Price $185.00, Expires
7/21/23 ........................................... 20,000 415,000,000 (200,000)
Johnson & Johnson, July Strike Price $150.00, Expires 7/21/23 ... 20,000 331,040,000 (180,000)
JPMorgan Chase & Co., September Strike Price $130.00, Expires
9/15/23 ........................................... 10,000 145,440,000 (1,150,000)
Microchip Technology, Inc., July Strike Price $70.00, Expires 7/21/23 5,000 44,795,000 (45,000)
Northrop Grumman Corp., July Strike Price $425.00, Expires 7/21/23 5,000 227,900,000 (355,000)
Procter & Gamble Co. (The), August Strike Price $130.00, Expires
8/18/23 ........................................... 10,000 151,740,000 (120,000)
Target Corp., September Strike Price $110.00, Expires 9/15/23 ... 10,000 131,900,000 (1,460,000)
Target Corp., July Strike Price $140.00, Expires 7/21/23 ........ 9,996 131,847,240 (8,566,572)
Texas Instruments, Inc., July Strike Price $150.00, Expires 7/21/23 15,000 270,030,000 (45,000)
Texas Instruments, Inc., September Strike Price $150.00, Expires
9/15/23 ........................................... 10,000 180,020,000 (740,000)
Texas Instruments, Inc., July Strike Price $160.00, Expires 7/21/23 10,000 180,020,000 (110,000)
Union Pacific Corp., August Strike Price $185.00, Expires 8/18/23 . 10,000 204,620,000 (1,100,000)
United Parcel Service, Inc., August Strike Price $150.00, Expires
8/18/23 ........................................... 10,000 179,250,000 (660,000)
United Parcel Service, Inc., July Strike Price $165.00, Expires
7/21/23 ........................................... 10,000 179,250,000 (230,000)
(19,571,572)
Total Options Written (Premiums received $87,619,814) ..........................
$ (57,386,572)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
Non-income producing.
c
A portion or all of the security is on loan at June 30, 2023.
d
See Note 5 regarding investments in affiliated management investment companies.

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At June 30, 2023, the Fund had the following futures contracts outstanding.
See Abbreviations on page 49 .
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $29,159,572,232, representing 40.6% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
See Note 4 regarding holdings of 5% voting securities.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Income may be received in additional securities and/or cash.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
m
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
n
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 54,000 $ 6,062,343,750 9/20/23 $ (104,699,648)
U.S. Treasury Ultra Bonds ...................... Long 3,000 408,656,250 9/20/23 5,549,226
Total Futures Contracts ...................................................................... $(99,150,422)
*
As of period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin U.S. Government Securities Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
U.S. Treasury Bonds, 4.75%, 2/15/37 .................................... $ 14,500,000 $ 16,057,334
Total U.S. Government and Agency Securities (Cost $18,368,388) .................
16,057,334
Mortgage-Backed Securities 97.2%
Government National Mortgage Association (GNMA) Fixed Rate 97.2%
GNMA I, 30 Year, 4.5%, 4/15/40 ........................................ 3,459,091 3,419,340
GNMA I, 30 Year, 5%, 9/15/40 .......................................... 122,176,928 122,201,977
GNMA I, 30 Year, 5.5%, 2/15/40 ........................................ 54,419,694 55,727,891
GNMA I, 30 Year, 6%, 12/15/39 ......................................... 50,120,774 52,414,426
GNMA I, 30 Year, 6.5%, 8/15/37 ........................................ 12,370,615 12,621,599
GNMA I, 30 Year, 7%, 9/15/32 .......................................... 7,733,297 8,058,590
GNMA I, 30 Year, 7.5%, 7/15/26 - 8/15/33 ................................. 711,385 731,207
GNMA I, 30 Year, 8%, 10/15/29 ......................................... 1,122 1,151
GNMA I, 30 Year, 8.5%, 11/15/24 ........................................ 67 67
GNMA I, Single-family, 30 Year, 3.5%, 4/15/43 - 5/15/43 ...................... 11,340,712 10,705,436
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ....................... 33,583,528 32,576,684
GNMA I, Single-family, 30 Year, 4.5%, 2/15/39 - 6/15/41 ...................... 63,919,850 63,002,378
GNMA I, Single-family, 30 Year, 5%, 2/15/35 ............................... 12,932 12,791
GNMA I, Single-family, 30 Year, 5.5%, 5/15/33 - 10/15/48 ...................... 556,898 562,294
GNMA I, Single-family, 30 Year, 7.25%, 12/15/25 ............................ 21,780 21,685
GNMA I, Single-family, 30 Year, 7.5%, 7/15/23 - 7/15/31 ...................... 844,112 848,259
GNMA I, Single-family, 30 Year, 8%, 7/15/23 - 9/15/30 ........................ 288,623 289,237
GNMA I, Single-family, 30 Year, 8.5%, 4/15/24 - 5/15/25 ...................... 4,021 4,018
GNMA I, Single-family, 30 Year, 10%, 2/15/25 .............................. 1,939 1,940
GNMA II, 30 Year, 4.5%, 5/20/34 - 6/20/41 ................................. 2,885,861 2,866,529
GNMA II, 30 Year, 6%, 3/20/34 - 9/20/34 .................................. 894,780 887,038
GNMA II, 30 Year, 6%, 7/20/39 ......................................... 22,350,681 23,395,028
GNMA II, 30 Year, 6.5%, 9/20/31 - 9/20/32 ................................. 932,213 957,554
GNMA II, 30 Year, 7%, 7/20/32 ......................................... 265,325 276,552
GNMA II, 30 Year, 7.5%, 10/20/24 ....................................... 2,307 2,302
GNMA II, 30 Year, 8%, 12/20/28 ........................................ 32,726 32,966
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ............................... 166,071,925 139,869,549
GNMA II, Single-family, 30 Year, 2.5%, 11/20/50 ............................ 14,826,067 12,519,254
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............................. 72,709,195 63,018,798
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............................. 215,660,298 187,168,314
GNMA II, Single-family, 30 Year, 2.5%, 9/20/51 ............................. 87,212,567 75,665,367
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 85,123,529 73,828,632
GNMA II, Single-family, 30 Year, 2.5%, 12/20/51 ............................ 86,980,385 75,410,699
GNMA II, Single-family, 30 Year, 2.5%, 1/20/52 ............................. 130,563,047 113,188,463
GNMA II, Single-family, 30 Year, 3%, 10/20/44 .............................. 18,931,810 17,351,631
GNMA II, Single-family, 30 Year, 3%, 12/20/44 .............................. 9,436,062 8,627,951
GNMA II, Single-family, 30 Year, 3%, 5/20/45 ............................... 13,806,104 12,594,986
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ............................... 18,485,087 16,838,510
GNMA II, Single-family, 30 Year, 3%, 9/20/47 ............................... 14,867,727 13,464,766
GNMA II, Single-family, 30 Year, 3%, 10/20/47 .............................. 23,953,398 21,700,819
GNMA II, Single-family, 30 Year, 3%, 6/20/50 ............................... 11,076,538 10,126,001
GNMA II, Single-family, 30 Year, 3%, 9/20/50 ............................... 8,939,436 8,126,686
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ............................... 149,280,476 134,094,221
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ............................... 169,859,248 152,473,859
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ............................... 28,080,501 25,207,131
GNMA II, Single-family, 30 Year, 3%, 10/20/51 .............................. 121,219,485 108,778,752
GNMA II, Single-family, 30 Year, 3%, 2/20/45 - 10/20/50 ...................... 61,012,678 55,570,029
GNMA II, Single-family, 30 Year, 3.5%, 7/20/42 ............................. 29,675,423 27,952,653
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............................. 37,249,864 35,119,337
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............................. 11,068,606 10,447,479
GNMA II, Single-family, 30 Year, 3.5%, 6/20/43 ............................. 12,808,804 12,078,249
GNMA II, Single-family, 30 Year, 3.5%, 8/20/43 ............................. 8,286,325 7,815,340

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin U.S. Government Securities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 49 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............................. $ 133,086,402 $ 124,396,053
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............................ 126,616,499 118,509,574
GNMA II, Single-family, 30 Year, 3.5%, 10/20/40 - 1/20/49 ..................... 40,015,736 37,638,705
GNMA II, Single-family, 30 Year, 3.5%, 11/20/51 ............................ 23,662,543 21,911,618
GNMA II, Single-family, 30 Year, 3.5%, 2/20/52 ............................. 67,556,982 62,391,940
GNMA II, Single-family, 30 Year, 4%, 11/20/40 .............................. 9,808,576 9,529,919
GNMA II, Single-family, 30 Year, 4%, 9/20/41 ............................... 9,763,145 9,485,696
GNMA II, Single-family, 30 Year, 4%, 10/20/41 .............................. 12,050,226 11,707,749
GNMA II, Single-family, 30 Year, 4%, 11/20/41 .............................. 11,337,000 11,014,847
GNMA II, Single-family, 30 Year, 4%, 5/20/47 ............................... 31,962,794 30,698,719
GNMA II, Single-family, 30 Year, 4%, 6/20/47 ............................... 24,617,410 23,644,309
GNMA II, Single-family, 30 Year, 4%, 7/20/47 ............................... 15,713,773 15,093,574
GNMA II, Single-family, 30 Year, 4%, 5/20/40 - 12/20/49 ...................... 46,857,454 45,337,806
GNMA II, Single-family, 30 Year, 4%, 6/20/52 ............................... 125,235,347 118,569,755
GNMA II, Single-family, 30 Year, 4.5%, 5/20/41 ............................. 8,887,995 8,831,510
GNMA II, Single-family, 30 Year, 4.5%, 6/20/41 ............................. 10,991,461 10,912,924
GNMA II, Single-family, 30 Year, 4.5%, 7/20/41 ............................. 12,174,864 12,097,499
GNMA II, Single-family, 30 Year, 4.5%, 9/20/41 ............................. 17,580,678 17,468,931
GNMA II, Single-family, 30 Year, 4.5%, 10/20/41 ............................ 12,523,349 12,443,748
GNMA II, Single-family, 30 Year, 4.5%, 5/20/33 - 2/20/44 ...................... 27,803,544 27,608,846
GNMA II, Single-family, 30 Year, 5%, 7/20/33 - 9/20/41 ....................... 32,688,540 33,013,854
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 - 2/20/50 ...................... 35,395,408 36,219,715
GNMA II, Single-family, 30 Year, 6%, 6/20/34 ............................... 523,743 534,226
GNMA II, Single-family, 30 Year, 6.5%, 6/20/24 - 1/20/39 ...................... 7,108,900 7,425,254
GNMA II, Single-family, 30 Year, 7%, 2/20/28 - 7/20/33 ....................... 1,863,087 1,909,373
GNMA II, Single-family, 30 Year, 7.5%, 10/20/25 - 4/20/32 ..................... 229,797 234,682
GNMA II, Single-family, 30 Year, 8%, 12/20/24 - 6/20/30 ...................... 113,328 115,592
GNMA II, Single-family, 30 Year, 8.5%, 1/20/25 - 6/20/25 ...................... 54 54
GNMA II, Single-family, 30 Year, 9.5%, 1/20/25 ............................. 301 300
2,619,403,187
Total Mortgage-Backed Securities (Cost $2,948,868,775) .........................
2,619,403,187
Total Long Term Investments (Cost $2,967,237,163) .............................
2,635,460,521
a
a a a a
Short Term Investments 2.0%
Shares
a
Money Market Funds 2.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 54,880,629 54,880,629
Total Money Market Funds (Cost $54,880,629) ..................................
54,880,629
Total Short Term Investments (Cost $54,880,629 ) ................................
54,880,629
a
Total Investments (Cost $3,022,117,792) 99.8% ..................................
$2,690,341,150
Other Assets, less Liabilities 0.2% .............................................
3,082,133
Net Assets 100.0% ...........................................................
$2,693,423,283
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds
Schedule of Investments (unaudited), June 30, 2023
Franklin Utilities Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Construction & Engineering 1.4%
MDU Resources Group, Inc. ............................. United States 4,200,000 $ 87,948,000
Diversified Telecommunication Services 0.9%
TELUS Corp. ........................................ Canada 3,000,000 58,383,030
Electric Utilities 58.5%
Alliant Energy Corp. ................................... United States 3,700,000 194,176,000
American Electric Power Co., Inc. ......................... United States 2,300,000 193,660,000
Constellation Energy Corp. .............................. United States 1,300,000 119,015,000
Duke Energy Corp. .................................... United States 2,700,000 242,298,000
Edison International ................................... United States 4,300,000 298,635,000
Entergy Corp. ........................................ United States 2,400,000 233,688,000
Evergy, Inc. .......................................... United States 4,150,000 242,443,000
Eversource Energy .................................... United States 1,900,000 134,748,000
Exelon Corp. ......................................... United States 6,350,000 258,699,000
FirstEnergy Corp. ..................................... United States 2,000,000 77,760,000
NextEra Energy, Inc. ................................... United States 9,800,000 727,160,000
OGE Energy Corp. .................................... United States 1,600,000 57,456,000
a
PG&E Corp. ......................................... United States 11,200,000 193,536,000
Pinnacle West Capital Corp. ............................. United States 950,000 77,387,000
PPL Corp. ........................................... United States 6,100,000 161,406,000
Southern Co. (The) .................................... United States 4,400,000 309,100,000
Xcel Energy, Inc. ...................................... United States 2,100,000 130,557,000
3,651,724,000
Gas Utilities 0.8%
Spire, Inc. ........................................... United States 800,000 50,752,000
Independent Power and Renewable Electricity Producers 3.0%
Clearway Energy, Inc., C ................................ United States 900,000 25,704,000
Drax Group plc ....................................... United Kingdom 8,000,000 58,927,999
Vistra Corp. .......................................... United States 3,994,269 104,849,561
189,481,560
Multi-Utilities 30.1%
Ameren Corp. ........................................ United States 1,900,000 155,173,000
CenterPoint Energy, Inc. ................................ United States 6,500,000 189,475,000
CMS Energy Corp. .................................... United States 3,400,000 199,750,000
Consolidated Edison, Inc. ............................... United States 777,509 70,286,814
Dominion Energy, Inc. .................................. United States 4,000,000 207,160,000
DTE Energy Co. ...................................... United States 1,500,000 165,030,000
E.ON SE ............................................ Germany 9,000,000 114,980,178
National Grid plc ...................................... United Kingdom 5,000,000 66,291,860
NiSource, Inc. ........................................ United States 6,200,000 169,570,000
NorthWestern Corp. ................................... United States 1,300,000 73,788,000
Public Service Enterprise Group, Inc. ...................... United States 2,000,000 125,220,000
Sempra Energy ....................................... United States 1,800,000 262,062,000
WEC Energy Group, Inc. ................................ United States 900,000 79,416,000
1,878,202,852
Oil, Gas & Consumable Fuels 3.6%
Cheniere Energy, Inc. .................................. United States 700,000 106,652,000
DT Midstream, Inc. .................................... United States 1,500,000 74,355,000
Williams Cos., Inc. (The) ................................ United States 1,400,000 45,682,000
226,689,000
Water Utilities 1.4%
Essential Utilities, Inc. .................................. United States 1,500,000 59,865,000

Franklin Custodian Funds
Schedule of Investments (unaudited)
Franklin Utilities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities (continued)
United Utilities Group plc ................................ United Kingdom 2,000,000 $ 24,454,994
84,319,994
Total Common Stocks (Cost $3,168,230,193) ....................................
6,227,500,436
Short Term Investments 0.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .... United States 13,015,746 13,015,746
Total Money Market Funds (Cost $13,015,746) ..................................
13,015,746
Total Short Term Investments (Cost $13,015,746 ) ................................
13,015,746
a
Total Investments (Cost $3,181,245,939) 99.9% ..................................
$6,240,516,182
Other Assets, less Liabilities 0.1% .............................................
3,012,844
Net Assets 100.0% ...........................................................
$6,243,529,026
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Custodian Funds

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Custodian Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Restricted Securities
At June 30, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Fund
25,413 Canva, Inc. ................................ 11/08/21 $ 43,323,040 $ 22,061,253
2,353 Canva, Inc., A .............................. 11/08/21 4,011,298 2,042,660
94 Canva, Inc., A-3 ............................. 11/08/21 160,247 81,602
8 Canva, Inc., A-4 ............................. 11/08/21 13,638 6,945
5 Canva, Inc., A-5 ............................. 11/08/21 8,524 4,341
96,603 Checkout Payments Group Ltd., B ............... 1/11/22 30,000,062 8,253,708
822,494 Gusto, Inc., E ............................... 7/13/21 24,999,977 21,870,676
849,894 OneTrust LLC, C ............................ 4/01/21 16,666,676 12,739,911
540,043 Stripe, Inc., B ............................... 5/18/21 21,671,052 10,950,822
1,254,580 Stripe, Inc., H ............................... 3/15/21 - 5/16/23 50,340,023 25,439,978
1,759,545 Stripe, Inc., I ............................... 3/15/23 - 5/08/23 35,426,925 35,679,499
Total Restricted Securities (Value is 0.8% of Net Assets) .............. $226,621,462 $139,131,395
2. Financial Instrument Valuation
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended June 30, 2023, investments in “affiliated companies” were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June
30, 2023, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Income Fund
Non-Controlled Affiliates
Dividends
NextEra Energy, Inc. .. $ 364,200,000 $ — $ — $ — $ 3,525,000 $ 367,725,000 7,500,000 $ 17,490,938
Total Affiliated Securities
(Value is 0.5% of Net
Assets) .......... $364,200,000 $— $— $— $3,525,000 $367,725,000 $17,490,938
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin DynaTech Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 270,863,972 $ 1,524,954,908 $ (1,472,617,276) $ — $ — $ 323,201,604 323,201,604 $ 6,131,720
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $385,000 $111,408,000 $(111,793,000) $— $— $— — $176,400
Total Affiliated Securities ... $271,248,972 $1,636,362,908 $(1,584,410,276) $— $— $323,201,604 $6,308,120

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Focused Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 1,276,224 $ 21,373,201 $ (16,578,295) $ — $ — $ 6,071,130 6,071,130 $ 92,234
Total Affiliated Securities ... $1,276,224 $21,373,201 $(16,578,295) $— $— $6,071,130 $92,234
Franklin Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $69,725,524 $1,344,361,083 $(1,363,614,050) $— $— $50,472,557 50,472,557 $2,972,051
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $— $25,755,000 $(25,755,000) $— $— $— — $6,403
Total Affiliated Securities ... $69,725,524 $1,370,116,083 $(1,389,369,050) $— $— $50,472,557 $2,978,454
Franklin Income Fund
Non-Controlled Affiliates
Dividends
Clarion Partners Real Estate
Income Fund, Inc., Class I .... $75,098,472 $25,000,000 $— $— $(4,189,590) $95,908,882 7,867,833 $4,244,192
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% 880,891,701 12,034,126,051 (12,657,846,571) — — 257,171,181 257,171,181 39,906,131
Total Non-Controlled Affiliates $955,990,173 $12,059,126,051 $(12,657,846,571) $ — $ (4,189,590) $353,080,063 $ 44,150,323
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $124,103,000 $479,836,000 $(474,403,000) $— $— $129,536,000 129,536,000 $4,742,031
Total Affiliated Securities ... $1,080,093,173 $12,538,962,051 $(13,132,249,571) $— $(4,189,590) $482,616,063 $48,892,354
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of June 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 47,626,883 $ 330,122,747 $ (322,869,001) $ — $ — $ 54,880,629 54,880,629 $ 1,448,776
Total Affiliated Securities ... $47,626,883 $330,122,747 $(322,869,001) $— $— $54,880,629 $1,448,776
Franklin Utilities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $67,045,219 $412,844,991 $(466,874,464) $— $— $13,015,746 13,015,746 $656,474
Total Affiliated Securities ... $67,045,219 $412,844,991 $(466,874,464) $— $— $13,015,746 $656,474
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 244,566,000 $ — $ — $ 244,566,000
Automobile Components ................. 21,131,000 — — 21,131,000
Automobiles .......................... 654,425,000 — — 654,425,000
Biotechnology ......................... 30,105,000 117,009,431 — 147,114,431
Broadline Retail ....................... 1,540,520,000 — — 1,540,520,000
Capital Markets ........................ 386,824,000 — — 386,824,000
Chemicals ........................... 100,275,000 — — 100,275,000
Communications Equipment .............. 8,103,000 — — 8,103,000
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Construction & Engineering ............... $ 216,095,000 $ — $ — $ 216,095,000
Diversified Consumer Services ............ 17,867,500 — — 17,867,500
Electric Utilities ........................ 259,700,000 — — 259,700,000
Electrical Equipment .................... 37,985,000 — — 37,985,000
Electronic Equipment, Instruments &
Components ........................ 42,475,000 146,111,068 — 188,586,068
Energy Equipment & Services ............. 242,561,000 — — 242,561,000
Financial Services ...................... 918,503,500 346,365,277 — 1,264,868,777
Ground Transportation .................. 86,340,000 — — 86,340,000
Health Care Equipment & Supplies ......... 1,306,322,250 2,240,828 — 1,308,563,078
Health Care Providers & Services .......... 256,105,000 — — 256,105,000
Health Care Technology ................. 88,978,500 — — 88,978,500
Hotels, Restaurants & Leisure ............. 87,966,250 — — 87,966,250
Interactive Media & Services .............. 718,200,000 — — 718,200,000
IT Services ........................... 632,876,557 — — 632,876,557
Life Sciences Tools & Services ............ 965,904,554 119,549,232 — 1,085,453,786
Media ............................... 7,722,000 — — 7,722,000
Pharmaceuticals ....................... 354,792,500 — — 354,792,500
Professional Services ................... 215,237,250 — — 215,237,250
Semiconductors & Semiconductor Equipment . 3,901,990,600 106,160,776 — 4,008,151,376
Software ............................. 5,887,200,862 16,020,378 — 5,903,221,240
Technology Hardware, Storage & Peripherals . 484,925,000 — — 484,925,000
Trading Companies & Distributors .......... 20,646,500 — — 20,646,500
Short Term Investments ................... 323,201,604 66,701,361 — 389,902,965
Total Investments in Securities ........... $20,059,545,427 $920,158,351
a
$— $20,979,703,778
Franklin Focused Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 975,600 — — 975,600
Automobiles .......................... 4,711,860 — — 4,711,860
Broadline Retail ....................... 8,870,365 — — 8,870,365
Capital Markets ........................ 938,580 — — 938,580
Consumer Staples Distribution & Retail ...... 4,845,420 — — 4,845,420
Electric Utilities ........................ 2,968,000 — — 2,968,000
Energy Equipment & Services ............. 687,680 — — 687,680
Financial Services ...................... 3,933,000 1,905,009 — 5,838,009
Ground Transportation .................. 807,700 — — 807,700
Health Care Equipment & Supplies ......... 4,904,730 — — 4,904,730
Health Care Technology ................. 1,047,969 — — 1,047,969
Interactive Media & Services .............. 3,830,400 — — 3,830,400
IT Services ........................... 4,139,697 — — 4,139,697
Life Sciences Tools & Services ............ 3,923,500 — — 3,923,500
Metals & Mining ....................... 800,000 — — 800,000
Oil, Gas & Consumable Fuels ............. 679,750 — — 679,750
Personal Care Products ................. 883,710 — — 883,710
Pharmaceuticals ....................... 2,344,900 — — 2,344,900
Semiconductors & Semiconductor Equipment . 20,356,825 — — 20,356,825
Software ............................. 23,508,231 — — 23,508,231
Short Term Investments ................... 6,071,130 — — 6,071,130
Total Investments in Securities ........... $101,229,047 $1,905,009
b
$— $103,134,056
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 765,880,996 $ — $ — $ 765,880,996
Automobiles .......................... 125,435,734 — — 125,435,734
Beverages ........................... 589,796,133 — — 589,796,133
Biotechnology ......................... 235,671,091 — — 235,671,091
Broadline Retail ....................... 603,022,417 — — 603,022,417
Building Products ...................... 245,825,961 — — 245,825,961
Capital Markets ........................ 648,745,674 — — 648,745,674
Chemicals ........................... 514,620,982 — — 514,620,982
Commercial Services & Supplies ........... 94,475,103 — — 94,475,103
Construction Materials .................. 138,967,305 — — 138,967,305
Consumer Staples Distribution & Retail ...... 28,668,197 — — 28,668,197
Electric Utilities ........................ 144,344,673 — — 144,344,673
Electrical Equipment .................... 176,050,998 — — 176,050,998
Electronic Equipment, Instruments &
Components ........................ 481,358,361 — — 481,358,361
Entertainment ......................... 47,424,476 — — 47,424,476
Financial Services ...................... 666,001,100 125,455,235 — 791,456,335
Food Products ........................ 59,723,307 — — 59,723,307
Ground Transportation .................. 529,504,860 — — 529,504,860
Health Care Equipment & Supplies ......... 749,147,810 — — 749,147,810
Health Care Providers & Services .......... 161,636,045 — — 161,636,045
Health Care Technology ................. 51,748,512 — — 51,748,512
Hotels, Restaurants & Leisure ............. 220,293,210 — — 220,293,210
Industrial REITs ....................... 25,114,624 — — 25,114,624
Interactive Media & Services .............. 536,723,287 — — 536,723,287
IT Services ........................... 119,896,720 — 22,061,253 141,957,973
Life Sciences Tools & Services ............ 937,280,987 — — 937,280,987
Machinery ............................ 631,102,480 — — 631,102,480
Media ............................... 31,618,636 — — 31,618,636
Personal Care Products ................. 34,996,487 — — 34,996,487
Pharmaceuticals ....................... 660,093,262 — — 660,093,262
Professional Services ................... 249,143,764 — — 249,143,764
Semiconductors & Semiconductor Equipment . 1,530,825,967 — — 1,530,825,967
Software ............................. 2,807,091,218 — 19,204,530 2,826,295,748
Specialized REITs ...................... 85,252,073 — — 85,252,073
Technology Hardware, Storage & Peripherals . 866,365,647 — — 866,365,647
Textiles, Apparel & Luxury Goods .......... 193,979,248 — — 193,979,248
Trading Companies & Distributors .......... 153,687,414 — — 153,687,414
Water Utilities ......................... 94,681,364 — — 94,681,364
Convertible Preferred Stocks ................ — — 97,865,612 97,865,612
Preferred Stocks ......................... — 85,964,283 — 85,964,283
Short Term Investments ................... 50,472,557 — — 50,472,557
Total Investments in Securities ........... $16,286,668,680 $211,419,518
c
$139,131,395 $16,637,219,593
Franklin Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 811,188,000 — — 811,188,000
Air Freight & Logistics ................... 268,875,000 — — 268,875,000
Banks ............................... 2,072,618,000 — — 2,072,618,000
Biotechnology ......................... 602,490,000 — — 602,490,000
Capital Markets ........................ 1,040,266,000 — — 1,040,266,000
Chemicals ........................... — 242,938,330 — 242,938,330
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Communications Equipment .............. $ 362,180,000 $ — $ — $ 362,180,000
Consumer Staples Distribution & Retail ...... 263,852,760 — — 263,852,760
Diversified Telecommunication Services ..... 185,950,000 — — 185,950,000
Electric Utilities ........................ 1,270,845,000 — — 1,270,845,000
Ground Transportation .................. 204,620,000 — — 204,620,000
Health Care Providers & Services .......... 69,130,000 — — 69,130,000
Household Products .................... 417,285,000 — — 417,285,000
Industrial Conglomerates ................ 276,957,928 — — 276,957,928
Insurance ............................ 192,202,000 — — 192,202,000
IT Services ........................... 267,620,000 — — 267,620,000
Media ............................... 372,578,850 — — 372,578,850
Metals & Mining ....................... 319,200,000 — — 319,200,000
Multi-Utilities .......................... 585,805,000 — — 585,805,000
Oil, Gas & Consumable Fuels ............. 1,531,322,000 — — 1,531,322,000
Pharmaceuticals ....................... 1,162,018,280 208,103,703 — 1,370,121,983
Semiconductors & Semiconductor Equipment . 1,034,335,002 — — 1,034,335,002
Specialty Retail ........................ 310,640,000 — — 310,640,000
Tobacco ............................. 292,860,000 — — 292,860,000
Management Investment Companies ......... 95,908,882 — — 95,908,882
Equity-Linked Securities ................... — 11,963,297,599 — 11,963,297,599
Convertible Preferred Stocks :
Electric Utilities ........................ 442,245,000 — — 442,245,000
Financial Services ...................... — 26,584,800 — 26,584,800
Preferred Stocks ......................... 9,400,000 — — 9,400,000
Convertible Bonds ....................... — 22,250,000 — 22,250,000
Corporate Bonds ........................ — 34,664,123,589 — 34,664,123,589
Index-Linked Notes ....................... — 51,938,066 — 51,938,066
Senior Floating Rate Interests ............... — 248,817,261 — 248,817,261
U.S. Government and Agency Securities ....... — 8,959,234,374 — 8,959,234,374
Asset-Backed Securities ................... — 90,221,786 — 90,221,786
Mortgage-Backed Securities ................ — 25,179,431 — 25,179,431
Escrows and Litigation Trusts ............... — 55,755,366 — 55,755,366
Short Term Investments ................... 386,707,181 — — 386,707,181
Total Investments in Securities ........... $14,849,099,883 $56,558,444,305
d
$— $71,407,544,188
Other Financial Instruments:
Futures contracts ........................ $ 5,549,226 $ — $ — $ 5,549,226
Total Other Financial Instruments ......... $5,549,226 $— $— $5,549,226
Liabilities:
Other Financial Instruments:
Options written .......................... $ 57,386,572 $ — $ — $ 57,386,572
Futures contracts ........................ 104,699,648 — — 104,699,648
Total Other Financial Instruments ......... $162,086,220 $— $— $162,086,220
Franklin U.S. Government Securities Fund
Assets:
Investments in Securities:
e
U.S. Government and Agency Securities ....... — 16,057,334 — 16,057,334
Mortgage-Backed Securities ................ — 2,619,403,187 — 2,619,403,187
Short Term Investments ................... 54,880,629 — — 54,880,629
Total Investments in Securities ........... $54,880,629 $2,635,460,521
e
$— $2,690,341,150
6. Fair Value Measurements
(continued)

Franklin Custodian Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Utilities Fund
Assets:
Investments in Securities:
Common Stocks :
Construction & Engineering ............... $ 87,948,000 $ — $ — $ 87,948,000
Diversified Telecommunication Services ..... — 58,383,030 — 58,383,030
Electric Utilities ........................ 3,651,724,000 — — 3,651,724,000
Gas Utilities .......................... 50,752,000 — — 50,752,000
Independent Power and Renewable Electricity
Producers .......................... 189,481,560 — — 189,481,560
Multi-Utilities .......................... 1,696,930,814 181,272,038 — 1,878,202,852
Oil, Gas & Consumable Fuels ............. 226,689,000 — — 226,689,000
Water Utilities ......................... 59,865,000 24,454,994 — 84,319,994
Short Term Investments ................... 13,015,746 — — 13,015,746
Total Investments in Securities ........... $5,976,406,120 $264,110,062
f
$— $6,240,516,182
a
Includes foreign securities valued at $853,456,990, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $1,905,009, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $211,419,518, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $451,042,033, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
For detailed categories, see the accompanying schedule of investments.
f
Includes foreign securities valued at $205,727,032, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Currency
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.